REGISTRATION NO. 2-45272
                                                             FILE NO. 811-2306

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

      PRE-EFFECTIVE AMENDMENT NO.                                         /  /


      POST-EFFECTIVE AMENDMENT NO.    52                                   /X/


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                                          /X/


      Amendment No.    32                                                  /X/


                            OPPENHEIMER GROWTH FUND
------------------------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)


            Two World Trade Center, New York, New York  10048-0203

------------------------------------------------------------------------------

                   (Address of Principal Executive Offices)


                               212-323-0200

------------------------------------------------------------------------------

                        (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------------------

                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


    /   /Immediately upon filing pursuant to paragraph (b)


    /X/  On  December 1,  1997, pursuant to paragraph (b)

    /   /60 days after filing, pursuant to paragraph (a)(1)

    /   /On ______, pursuant to paragraph (a)(1)

    /   /75 days after filing, pursuant to paragraph (a)(2)

    /   /On _______, pursuant to paragraph (a)(2)

         of Rule 485



 .

------------------------------------------------------------------------------



A Rule 24f-2 Notice for the Registrant's  fiscal year ended


 August
31, 1997 was filed on November 5, 1997.

                                   FORM N-1A

                            OPPENHEIMER GROWTH FUND

                             CROSS REFERENCE SHEET

PART A OF
FORM N-1A
ITEM NO.      PROSPECTUS HEADING

   1          Front Cover Page
   2          Expenses; A Brief Overview of the Fund
   3          Financial Highlights; Performance of the Fund
   4          Front Cover Page; Investment Objective and Policies
   5          Expenses; How the Fund is Managed; Back Cover
   5A         Performance of the Fund
   6          How the Fund is Managed - Organization  and History;  Dividends,
              Capital Gains
              and Taxes; The Transfer Agent
   7          How to Buy Shares;  How to  Exchange  Shares;  Special  Investor
              Services; Service
              Plan for  Class A  Shares;  Distribution  and  Service  Plan for
              Class B Shares;
              Distribution  and Service  Plan for Class C Shares;  How to Sell
              Shares; Shareholder
              Account Rules and Policies
   8          Special Investor  Services;  How to Sell Shares; How to Exchange
              Shares
   9          *

PART B OF
FORM N-1A
ITEM NO.      HEADING IN STATEMENT OF ADDITIONAL INFORMATION

   10         Cover Page
   11         Cover Page
   12         *
   13         Investment Objective and Policies;  Other Investment  Techniques
              and Strategies;
              Additional Investment Restrictions
   14         How the Fund is Managed; Trustees and Officers of the Fund
   15         How the Fund is Managed - Major Shareholders
   16         How  the  Fund  is  Managed;  Distribution  and  Service  Plans;
              Additional Information
              About the Funds
   17         Brokerage Policies of the Fund
   18         Additional Information about the Fund
   19         Your  Investment  Account;  How  to  Buy  Shares;  How  to  Sell
              Shares; How to
              Exchange Shares
   20         Dividends, Capital Gains and Taxes
   21         How the Fund is Managed;  Additional  Information About the Fund
              - The
              Distributor; Distribution and Service Plans
   22         Performance of the Fund
   23         Financial Statements

------------------

*Not applicable or negative answer.

OPPENHEIMER
GROWTH FUND


PROSPECTUS DATED  DECEMBER 1,  1997

Oppenheimer Growth Fund is a mutual fund that seeks capital appreciation as its investment objective. The Fund emphasizes investment in securities of established mid- and large -capitalization growth companies that the Fund's investment manager believes have above average earnings prospects but are selling at below-normal valuations. The Fund does not invest to earn current income to distribute to shareholders.

   The Fund invests primarily in common stocks. The Fund may also use futures contracts for hedging purposes to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds. The Fund may borrow money from banks to buy securities, which is a speculative investment method known as "leverage."

   Please refer to "Investment Objectives and Policies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.

   This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the December 1, 1997, Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800 -525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).



                                                       (OppenheimerFunds logo)



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

              ABOUT THE FUND

3             EXPENSES
5             A BRIEF OVERVIEW OF THE FUND
7             FINANCIAL HIGHLIGHTS

 12

   INVESTMENT OBJECTIVE AND POLICIES

 13

   INVESTMENT RISKS

 14

   INVESTMENT TECHNIQUES AND STRATEGIES

 17

   HOW THE FUND IS MANAGED
18            PERFORMANCE OF THE FUND

              ABOUT YOUR ACCOUNT


 23

   HOW TO BUY SHARES
              Class A Shares
              Class B Shares
              Class C Shares
              Class Y Shares

 38

   SPECIAL INVESTOR SERVICES
              AccountLink
              Automatic Withdrawal and Exchange Plans
              Reinvestment Privilege
              Retirement Plans

 40

   HOW TO SELL SHARES

              By Mail
              By Telephone


 42

   HOW TO EXCHANGE SHARES

 44

   SHAREHOLDER ACCOUNT RULES AND POLICIES

 46

   DIVIDENDS, CAPITAL GAINS AND TAXES

 48

   APPENDIX A: SPECIAL SALES CHARGE ARRANGEMENTS

ABOUT THE FUND

EXPENSES


The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will expect to bear indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended August 31, 1997.

   o SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" starting on page 23 for an explanation of how and when these charges apply.


                                CLASS A    CLASS B        CLASS C      CLASS Y
                                SHARES     SHARES         SHARES       SHARES
------------------------------------------------------------------------------
Maximum Sales Charge            5.75%      None             None        None
on Purchases (as a % of
offering price)
------------------------------------------------------------------------------
Maximum  Deferred Sales Charge  None(1)   5% in the first   1% if shares  None
(as a % % of the lower of the             year, declining   are redeemed
original offering price or                to 1% in the      within 12
redemption proceeds)                      sixth year and    months of
                                          eliminated        purchase(2)
------------------------------------------------------------------------------

Maximum Sales Charge on          None     None              None       None
Reinvested Dividends
------------------------------------------------------------------------------

Exchange Fee                     None     None             None         None
------------------------------------------------------------------------------

Redemption Fee                None        None             None         None

(1)If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 28) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.

(2)See "How to Buy Shares- Buying Class B Shares" and "How to Buy Shares - Buying Class C
Shares," below for more information on the contingent deferred sales charge.






      o ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

    ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                              CLASS A     CLASS B     CLASS C     CLASS Y
                              SHARES      SHARES      SHARES      SHARES
------------------------------------------------------------------------------

Management Fees                0.65%       0.65%      0.65%       0.65%

------------------------------------------------------------------------------

12b-1 Plan Fees               0.18%       1.00%       1.00%        None

------------------------------------------------------------------------------

Other Expenses                 0.18%       0.19%      0.19%       0.12%

------------------------------------------------------------------------------

Total Fund Operating Expenses   1.01%     1.84%      1.84%       0.77%

      The numbers in the chart above are based upon the Fund's business expenses in its fiscal year ended August 31, 1997. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of the Fund's assets represented by each class of shares. The "12b-1 Plan Fees" for Class A shares are service fees (the maximum fee is 0.25% of average annual net assets of that class). Currently, the Board of Trustees has set the maximum fee at 0.15% for assets representing Class A shares sold before April 1, 1991, and 0.25% for assets representing Class A shares sold on or after that date. For Class B and Class C shares, the 12b-1 Plan Fees are the service fees (the maximum service fee is 0.25% of average annual net assets of that class) and the asset-based sales charge of 0.75%.


      o EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                  1 YEAR      3 YEARS     5 YEARS     10 YEARS*
------------------------------------------------------------------------------

Class A Shares     $67         $88         $110        $174

------------------------------------------------------------------------------

Class B Shares    $69          $88       $120        $174

------------------------------------------------------------------------------

Class C Shares    $29          $58         $100        $216

------------------------------------------------------------------------------

Class Y Shares    $8           $25         $43         $95


      If you did not redeem your investment, it would incur the following expenses:

                  1 YEAR      3 YEARS     5 YEARS     10 YEARS*
------------------------------------------------------------------------------

Class A Shares     $67         $88         $110        $174

------------------------------------------------------------------------------

Class B Shares    $19          $58       $100        $174

------------------------------------------------------------------------------

Class C Shares    $19          $58         $100        $216

------------------------------------------------------------------------------

Class Y Shares    $8           $25         $43         $95

*In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to

"How to Buy Shares
-Buying Class B Shares" for more information.


     THESE EXAMPLES SHOW THE EFFECT OF EXPENSES ON AN INVESTMENT, BUT ARE NOT MEANT TO STATE OR PREDICT ACTUAL OR EXPECTED COSTS OR INVESTMENT RETURNS OF THE FUND, ALL OF WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. A BRIEF OVERVIEW OF THE FUND

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

     o WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's investment objective is to seek capital appreciation.


      o WHAT DOES THE FUND INVEST IN? To seek capital appreciation, the Fund primarily invests in common stocks (these are called "equity securities"), and short-term debt securities for defensive purposes. The Fund may also use futures contracts for hedging purposes to try to manage investment risks. These investments are more fully explained in "Investment Objective and Policies" starting on page 12.

      o WHO MANAGES THE FUND? The Fund's investment adviser (the "Manager") is OppenheimerFunds, Inc., which (including a subsidiary) manages investment company portfolios currently having over $75 billion in assets at September 30, 1997. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund has a portfolio manager, Robert C. Doll, Jr., who is employed by the Manager and is primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page 17 for more information about the Manager and its fees.

      o HOW RISKY IS THE FUND? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments in stocks are subject to changes in their value from a number of factors such as changes in general stock market movements. A change in value of particular stocks may result from an event affecting the issuer, or changes in interest rates that can affect stock prices. The Fund's investments in foreign securities are subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values. These changes affect the value of the Fund's investments and its share prices for each class of its shares. In the Oppenheimer funds spectrum, the Fund is generally considered more aggressive than the money market or growth and income funds because it invests for capital appreciation in common stocks, emphasizing "growth" stocks that tend to be more volatile than other investments. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page 13 for a more complete discussion of the Fund's investment risks.

      o HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page 23 for more details.

      o WILL I PAY A SALES CHARGE TO BUY SHARES? The Fund has four classes of shares. Each class of shares has the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75% and reduced for larger purchases. Class B shares and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B shares and Class C shares. Class Y shares are offered at net asset value without sales charge only to certain institutional investors. Please review "How to Buy Shares" starting on page 23 for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

      o HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page 40. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page 42.

      o HOW HAS THE FUND PERFORMED? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad market index, which we have done on pages 21 and 22. Please remember that past performance does not guarantee future results.


FINANCIAL HIGHLIGHTS


The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended August 31, 1997, is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS                                 CLASS A
                                                     ------------------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,                YEAR ENDED JUNE 30,
                                                     1997                1996(2)          1996               1995
=======================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                     $33.69              $33.43           $30.80           $26.65
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .62                 .08              .44              .36
Net realized and unrealized gain (loss)                   10.37                 .18             5.70             6.83
                                                         ------              ------           ------           ------
Total income (loss) from investment operations            10.99                 .26             6.14             7.19
-----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                       (.49)                 --             (.41)            (.24)
Distributions from net realized gain                      (3.77)                 --            (3.10)           (2.80)
                                                         ------              ------           ------           ------
Total dividends and distributions to shareholders         (4.26)                 --            (3.51)           (3.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $40.42              $33.69           $33.43           $30.80
                                                         ======              ======           ======           ======
=======================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                       35.03%               0.78%           21.00%           29.45%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)             $1,590,927          $1,127,836       $1,120,046         $860,736
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $1,369,406          $1,101,233       $1,018,022         $727,102
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                               1.74%               1.50%(6)         1.43%            1.31%
Expenses                                                   1.01%               1.03%(6)         1.06%            1.05%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                 25.3%               6.3%             38.0%            35.4%
Average brokerage commission rate(8)                    $0.0592            $0.0595           $0.0583               --

1. For the period from June 1, 1994 (inception of offering) to June 30, 1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
4. For the period from August 17, 1993 (inception of offering) to June 30, 1994. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

--------------------------------------------------------------------------------------------------
1994           1993           1992           1991           1990           1989           1988
==================================================================================================

  $27.34         $24.94         $21.88         $20.60         $18.90         $17.13         $20.37
--------------------------------------------------------------------------------------------------

     .16            .19            .29            .47            .64            .62            .67
    (.05)          4.03           3.13           1.36           1.76           1.78           (.89)
  ------         ------         ------         ------         ------         ------         ------
     .11           4.22           3.42           1.83           2.40           2.40           (.22)
--------------------------------------------------------------------------------------------------

    (.16)          (.25)          (.36)          (.55)          (.70)          (.59)         (1.27)
    (.64)         (1.57)            --             --             --           (.04)         (1.75)
  ------         ------         ------         ------         ------         ------         ------
    (.80)         (1.82)          (.36)          (.55)          (.70)          (.63)         (3.02)
--------------------------------------------------------------------------------------------------
  $26.65         $27.34         $24.94         $21.88         $20.60         $18.90         $17.13
  ======         ======         ======         ======         ======         ======         ======
==================================================================================================
    0.27%         16.88%         15.69%          9.39%         12.98%         14.54%         (1.03)%
==================================================================================================

$656,934       $743,830       $630,767       $550,480       $551,295       $542,250       $552,863
--------------------------------------------------------------------------------------------------
$720,765       $710,391       $624,527       $520,335       $547,090       $529,699       $570,250
--------------------------------------------------------------------------------------------------

    0.56%          0.72%          1.14%          2.20%          3.07%          3.31%          3.78%
    1.07%          0.93%          0.90%          0.94%          0.92%          0.97%          0.95%
--------------------------------------------------------------------------------------------------
    19.8%          23.2%          36.7%          31.1%          27.6%          27.1%         120.3%
      --             --             --             --             --             --             --

6. Annualized.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1997 were $249,853,081 and $549,224,265, respectively.
8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

 FINANCIAL HIGHLIGHTS (CONTINUED)
                                                    CLASS B
                                                    ----------------------------------------------------------------------
                                                    YEAR ENDED AUGUST 31,          YEAR ENDED JUNE 30,
                                                    1997           1996(2)         1996             1995            1994(4)
==========================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $32.94         $32.74          $30.36          $26.44         $27.02
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .36            .04             .23             .20           (.04)
Net realized and unrealized gain (loss)                10.08            .16            5.53            6.65            .21
                                                      ------         ------          ------          ------         ------
Total income (loss) from investment operations         10.44            .20            5.76            6.85            .17
--------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.27)            --            (.28)           (.13)          (.11)
Distributions from net realized gain                   (3.77)            --           (3.10)          (2.80)          (.64)
                                                      ------         ------          ------          ------         ------
Total dividends and distributions to shareholders      (4.04)            --           (3.38)          (2.93)          (.75)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $39.34         $32.94          $32.74          $30.36         $26.44
                                                      ======         ======          ======          ======         ======
==========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                    33.93%          0.61%          19.95%          28.22%         (0.20)%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $284,227       $137,437        $129,484         $43,267         $8,747
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $203,518       $131,142        $ 90,501         $18,722         $5,119
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                            0.92%          0.61%(6)        0.60%           0.44%         (0.22)%(6)
Expenses                                                1.84%          1.92%(6)        1.89%           2.02%          1.98%(6)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                              25.3%           6.3%           38.0%           35.4%          19.8%
Average brokerage commission rate(8)                 $0.0592        $0.0595         $0.0583              --              --

1. For the period from June 1, 1994 (inception of offering) to June 30, 1994.
2. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31.
3. For the period from November 1, 1995 (inception of offering) to June 30,
1996.
4. For the period from August 17, 1993 (inception of offering) to June 30, 1994. Per share amounts calculated based on the weighted average number of shares outstanding during the period.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

CLASS C                                        CLASS Y
-----------------------------------------      -----------------------------------------------------------------
                                 PERIOD
                                 ENDED
YEAR ENDED AUGUST 31,            JUNE 30,      YEAR ENDED AUGUST 31,         YEAR ENDED JUNE 30,
1997             1996(2)         1996(3)       1997            1996(2)       1996          1995          1994(1)
================================================================================================================

 $33.42          $33.22          $33.44         $33.69          $33.42        $30.80       $26.64        $28.08
----------------------------------------------------------------------------------------------------------------

    .42             .02             .40            .66             .08           .46          .30           .02
  10.17             .18            2.88          10.42             .19          5.70         6.92         (1.46)
 ------          ------          ------         ------          ------        ------       ------        ------
  10.59             .20            3.28          11.08             .27          6.16         7.22         (1.44)
----------------------------------------------------------------------------------------------------------------

   (.37)             --            (.40)          (.57)             --          (.44)        (.26)           --
  (3.77)             --           (3.10)         (3.77)             --         (3.10)      ( 2.80)           --
 ------          ------          ------         ------          ------        ------       ------        ------
  (4.14)             --           (3.50)         (4.34)             --         (3.54)       (3.06)           --
----------------------------------------------------------------------------------------------------------------
 $39.87          $33.42          $33.22         $40.43          $33.69        $33.42       $30.80        $26.64
 ======          ======          ======         ======          ======        ======       ======        ======
================================================================================================================
  33.93%           0.60%          10.07%         35.36%           0.81%        21.10%       29.59%        (5.13)%
================================================================================================================

$28,145          $5,034          $3,593        $96,679         $18,497       $16,110       $3,189           $ 9
----------------------------------------------------------------------------------------------------------------
$13,705          $4,105          $1,804        $62,619         $16,792       $ 9,384       $  536           $10
----------------------------------------------------------------------------------------------------------------

   0.95%           0.44%(6)        0.65%(6)       2.00%           1.67%(6)      1.56%        1.54%         1.09%(6)
   1.84%           2.10%(6)        1.81%(6)       0.77%           0.87%(6)      0.94%        1.04%         1.25%(6)
----------------------------------------------------------------------------------------------------------------
   25.3%            6.3%           38.0%          25.3%            6.3%         38.0%        35.4%         19.8%
$0.0592         $0.0595         $0.0583        $0.0592         $0.0595       $0.0583           --             --

6. Annualized.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1997 were $249,853,081 and $549,224,265, respectively.
8. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

INVESTMENT OBJECTIVE AND POLICIES

OBJECTIVE.  The  Fund  invests  its  assets  to seek  capital  appreciation  for
shareholders.   The  Fund  does  not  invest  to  seek  current  income  to  pay shareholders.


INVESTMENT POLICIES AND STRATEGIES. The Fund seeks its investment objective by emphasizing investment in common stocks issued by established mid- and large-capitalization "growth companies" that, in the opinion of the Manager, have above average earnings prospects but are selling at below-normal valuations. Mid-cap companies generally have market capitalizations between $1 billion and $5 billion, and large-cap companies generally have market capitalizations greater than $5 billion.

      "Growth companies" may be developing new products or services, or expanding into new markets for their products. While they may have what the Manager believes to be favorable prospects for the long-term, they normally retain a large part of their earnings for research, development and investment in capital assets. Therefore, they tend not to emphasize the payment of dividends. In the event that economic or financial conditions adversely affect equity securities, defensive investment methods may be stressed. Investment opportunities may be sought among securities of smaller, less well known companies, although the Fund's emphasis is on mid- and large-cap issuers.

      The securities selected for defensive or liquidity purposes may include cash, cash equivalents (such as commercial paper) and U.S. Government securities. It is expected that the emphasis of this portion of the portfolio will usually be on short-term debt securities (i.e., those maturing in one year or less from date of purchase), since such securities usually may be quickly disposed of at prices not involving significant gains or losses when the Manager wishes to increase the portion of the portfolio invested in securities selected for appreciation possibilities.


      o CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those policies. The Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.


      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.



INVESTMENT RISKS


All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligations under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.


     Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

     o STOCK INVESTMENT RISKS. Because the Fund invests a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time and other factors can affect a particular stock's prices (for example poor earnings reports by an issuer, loss of major customers, major litigation against an issuer and changes in government regulations affecting an industry). Not all of these factors can be predicted. The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company, and by not investing too great a percentage of the Fund's assets in any one company.

      o INTEREST RATE RISKS. Debt securities are subject to changes in their values due to changes in prevailing interest rates. When prevailing interest rates fall, the value of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities.

      o FOREIGN SECURITIES HAVE SPECIAL RISKS. The Fund may invest up to 25% of its total assets in foreign securities, but generally limits its investments in foreign securities to no more than 10% of its total assets. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

      o BORROWING FOR LEVERAGE. The Fund may borrow money from banks to buy securities. The Fund will borrow only if it can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." This investing technique may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possibility that the Fund's net asset value per share will fluctuate more than funds that don't borrow. Borrowing for leverage is subject to limits under the Investment Company Act, described in more detail in "Borrowing for Leverage" in the Statement of Additional Information. Under the Investment Company Act, the Fund can borrow only if it maintains a 300% ratio of net assets to borrowing at all times.

      o HEDGING INSTRUMENTS CAN BE VOLATILE INVESTMENTS AND MAY INVOLVE SPECIAL RISKS. The use of futures for hedging purposes requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures positions were not correlated with its other investments or if it could not close out a position because the market for the future was illiquid. These risks are described in greater detail in the Statement of Additional Information.

INVESTMENT TECHNIQUES AND STRATEGIES

The Fund may also use the investment techniques and strategies described below, which involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

      o SMALL, UNSEASONED COMPANIES. The Fund may invest in securities of small, unseasoned companies. These are companies that, together with the operations of predecessors, have been in operation for less than three years. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile. As a matter of fundamental policy, the Fund will not make an investment that will result in more than 15% of the Fund's total assets being invested in securities of such companies. The Fund currently intends to invest no more than 5% of its total assets in securities of small, unseasoned issuers.

      o FOREIGN SECURITIES. The Fund may purchase equity securities issued or guaranteed by foreign companies or foreign governments or their agencies. The Fund may invest up to 25% of its total assets in foreign securities, but generally limits its investments in foreign securities to no more than 10% of its total assets. The Fund may buy securities in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries generally involve more risk and may be considered highly speculative.

      o SHORT-TERM DEBT SECURITIES. When the Manager believes it is appropriate (for example, for defensive purposes during unstable market conditions), the Fund can hold cash or invest without limit in money market instruments. The Fund will invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations. The issuers of foreign money market instruments purchased by the Fund must have at least $1 billion (U.S.) of assets.

     o ILLIQUID AND RESTRICTED SECURITIES. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments.

Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund currently intends not to invest more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.


      o LOANS OF PORTFOLIO SECURITIES. To raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Board of Trustees. The Fund must receive collateral for a loan. After any loan, the value of the securities loaned must not exceed 25% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund presently does not intend to make loans of portfolio securities that will exceed 5% of the value of the Fund's total assets in the coming year.

     o REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. They are used primarily for cash purposes. There is no limit on the amount of the

Fund's net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (the Board may increase that limit to 15%).


      o HEDGING. The Fund may purchase and sell futures contracts that relate to broadly-based securities indices (these are referred to as Financial Futures and are also referred to as "hedging instruments"). While the Fund currently does not engage extensively in hedging, the Fund may use these instruments for hedging purposes.


      The Fund may buy and sell futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the equity securities market as a temporary substitute for purchasing individual securities. Selling futures hedges the Fund's portfolio against price fluctuations. Buying futures tends to increase the Fund's exposure to the securities market.

     o DERIVATIVE INVESTMENTS. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security. In the broadest sense, futures contracts (discussed in "Hedging," above) may be considered "derivative investments."

OTHER INVESTMENT RESTRICTIONS. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:


      o The Fund cannot, as to 75% of its assets, invest in the securities of any one issuer (other than the U.S. Government or its agencies or instrumentalities) if immediately thereafter (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would then own more than 10% of that issuer's voting securities.


      o The Fund cannot concentrate investments in any particular industry; therefore the Fund will not purchase the securities of companies in any one industry if, thereafter, more than 25% of the value of the Fund's assets would consist of securities of companies in that industry.

      o The Fund cannot deviate from the percentage restrictions listed under "Small, Unseasoned Companies," "Loans of Portfolio Securities," and "Borrowing For Leverage."

      Unless the Prospectus states that a percentage restriction applies continuously, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.


HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. The Fund was organized in 1972 as a Maryland corporation but was reorganized in 1985 as a Massachusetts business trust. The Fund is an open--end management investment company.


      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and the officers of the Fund and provides more information about them .

Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.


      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may elect to purchase Class Y shares. Each class has its own dividends and distributions and pays certain expenses which may be different from the other classes. Each class may have a different net asset value. Therefore, each share has one vote at shareholder meetings, with fractional shares voting proportionally in matters submitted to the vote of shareholders. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and shares of a particular class vote as a class on matters that affect that class alone.

Shares are freely transferrable.


THE MANAGER AND ITS AFFILIATES. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day--to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager, and describes the expenses that the Fund is responsible for paying to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of September 30, 1997, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     o PORTFOLIO MANAGER. The Portfolio Manager of the Fund is Robert C. Doll, Jr. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since September, 1987. Mr. Doll is an Executive Vice President and Director of Equity Investments

of the Manager.


      o FEES AND EXPENSES. Under the investment advisory agreement, as amended per a resolution of the Board of Trustees dated December 14, 1995 to reduce the fee on assets in excess of $1.5 billion (the "Investment Advisory Agreement"), the Fund pays the Manager a monthly fee at the following annual rates, which decline on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of the next $700 million; and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for its fiscal year ended August 31, 1997 was 0.65% of average annual net assets for each class of shares that were offered.


      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

      o THE DISTRIBUTOR. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other "Oppenheimer funds" managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

      o THE TRANSFER AGENT. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their account to the Transfer Agent at the address and toll-free numbers shown below in this Prospectus and on the back cover.



PERFORMANCE OF THE FUND


EXPLANATION OF PERFORMANCE TERMINOLOGY. The Fund uses the term "total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance information may help you see how well your investment has done over time and to compare market indexes.


      It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.


      o TOTAL RETURNS. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be less if sales charges were deducted.

     o MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the Fund's fiscal year ended August 31, 1997, its performance was affected principally by the overall strong performance of the U.S. stock market brought on by the lowest level of Inflation in nearly three decades worldwide. The Fund's performance was somewhat constrained by its relatively large cash position. The portfolio manager found few attractive investments among the larger, well-known companies as their valuations rose to unprecedented levels. The portfolio manager allowed cash reserves to accumulate while seeking more attractive investment opportunities. However, some of the impact of the cash position was offset by the Fund's stock selection strategy. The Fund focused its new investments in the technology and financial services sectors, including brokerage firms and personal-computer manufacturers and related stocks.

HOW HAS THE FUND PERFORMED? Below is a discussion by the Manager of the Fund's performance during its most recent fiscal year ended August 31, 1997, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.



      o COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs below show the performance of a hypothetical $10,000 investment in Class A, Class B, Class C and Class Y shares of the Fund held at August 31, 1997. In the case of Class A shares, performance is measured over a ten-year period. In the case of Class B shares, performance is measured from the inception of the class on August 17, 1993. In the case of Class C shares, performance is measured from inception of the class on November 1, 1995. In the case of Class Y shares, performance is measured from the inception of the class on June 1, 1994. The Fund's performance reflects the deduction of the 5.75% current maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestment of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the S&P 500 Index, a broad -based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of expenses or taxes. Also, the Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the S&P 500 Index, which tend to be securities of larger, well--capitalized companies. Moreover, the index data does not reflect any assessment of the risk of the investments included in the index.

      CLASS A SHARES

      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL  INVESTMENTS IN:
      Oppenheimer Growth Fund (Class A Shares) and S&P 500 Index


                                    [Graph]


      Average Annual Total Return of Class A shares of the Fund at 8/31/97(1)

      1 YEAR     5 YEARS     10 YEARS
      27.26%      17.97%      13.91%

       CLASS B SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL  INVESTMENTS IN:
      Oppenheimer Growth Fund (Class B Shares) and

S&P 500 Index

                                    [Graph]


      Average  Annual Total  Return of Class B Shares of the Fund at 8/31/97(2)

      1  YEAR       LIFE OF CLASS
       28.93%         19.43%

       CLASS C SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL  INVESTMENTS IN:
      Oppenheimer Growth Fund (Class C Shares) and S&P 500 Index


                                    [Graph]


        Average Annual Total  Return of Class C shares at 8/31/97(3)

      1 YEAR      LIFE OF CLASS
       32.94%    23.98%

       CLASS Y SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL  INVESTMENTS IN:
      Oppenheimer Growth Fund (Class Y Shares) and S&P 500 Index


                                    [Graph]


      Average Annual Total Return of Class Y shares at 8/31/97(4)

      1 YEAR    LIFE OF CLASS
      35.36%     24.37%


Total returns and the ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. The Fund's fiscal year has changed from 6/30 to 8/31.

1The inception date of the Fund (Class A shares) was 3/15/73. Class A returns are shown net of the applicable 5.75% current maximum initial sales charge.


2Class B shares of the Fund were first publicly offered on 8/17/93. The average annual total returns are shown net of the applicable 5% and 2% contingent deferred sales charge, respectively, for the one-year period and the life-of-the-class. The ending account value in the graph is net of the applicable 2% contingent deferred sales charge.

3Class C shares of the Fund were first publicly offered on 11/1/95. The average annual total return for the one-year period is shown net of the applicable 1% contingent deferred sales charge .


4Class Y shares of the Fund, first publicly offered on 6/1/94, are offered at net asset value without sales charges to certain institutional investors.

Past performance is not predictive of future performance.

Graphs are not drawn to same scales.


ABOUT YOUR ACCOUNT

HOW TO BUY SHARES


CLASSES OF SHARES. The Fund offers investors four different classes of shares. Three classes, Class A, Class B and Class C, are available to non-institutional investors. The fourth class, Class Y, is offered only to certain institutional investors. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

      o CLASS A SHARES. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 28). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares," below.


      o CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares as described in "Buying Class B Shares" below.


      o CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1% as described in "Buying Class C Shares" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the sales charge rates that apply to Class A, Class B and Class C shares and considered the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year.

Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in. The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only ONE class of shares and not a combination of shares of different classes.

     o HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class--based expenses on shares of Class B or Class C shares for which no initial sales charge is paid.

      o INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem within 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the -term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset--based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C (as well as Class B) shares for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B) shares. If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.


      And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor. Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore should not be relied on as rigid guidelines.

      o INVESTING FOR THE LONGER TERM. If you are investing for the longer--term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore, you should analyze your options carefully.


      o ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Because some account features may not be available for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for you. For example, share certificates are not available for Class B or Class C shares and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by those classes, such as the asset-based sales charges described below and in the Statement of Additional Information.

      o HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purposes of the Class B and Class C contingent deferred sales charge and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


HOW MUCH MUST YOU INVEST? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.


      o Under pension and profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.


      o There is no minimum investment requirement if you are buying shares by reinvesting dividends or distributions from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o HOW ARE SHARES PURCHASED? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, or directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders. WHEN YOU BUY SHARES, BE SURE TO SPECIFY CLASS A, CLASS B OR CLASS C SHARES. IF YOU DO NOT CHOOSE, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.


     o BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

      o BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.


     o PAYMENT BY FEDERAL FUNDS WIRE. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must FIRST call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire, and receive further instructions.


      o BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to PURCHASE SHARES, TO HAVE THE TRANSFER AGENT SEND REDEMPTION PROCEEDS, AND TO TRANSMIT DIVIDENDS AND DISTRIBUTIONS.

      Shares are purchased for your account on AccountLink on the regular business day the

Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

      o ASSET BUILDER PLANS. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.


      o AT WHAT PRICE ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado , or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day"). If you buy shares through a dealer, normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY REJECT ANY PURCHASE ORDER FOR THE FUND'S SHARES .


SPECIAL SALES CHARGE ARRANGEMENTS FOR CERTAIN PERSONS. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                       FRONT-END SALES   FRONT-END SALES
                       CHARGE AS A       CHARGE AS A      COMMISSION AS
                       PERCENTAGE OF     PERCENTAGE OF    PERCENTAGE OF
AMOUNT OF PURCHASE     OFFERING PRICE    AMOUNT INVESTED  OFFERING PRICE
------------------------------------------------------------------------------
Less than $25,000      5.75%             6.10%            4.75%
------------------------------------------------------------------------------
$25,000 or more but
less than $50,000      5.50%             5.82%            4.75%
------------------------------------------------------------------------------
$50,000 or more but
less than $100,000     4.75%             4.99%            4.00%
------------------------------------------------------------------------------
$100,000 or more but
less than $250,000     3.75%             3.90%            3.00%
------------------------------------------------------------------------------
$250,000 or more but
less than $500,000     2.50%             2.56%            2.00%
------------------------------------------------------------------------------
$500,000 or more but
less than $1 million   2.00%             2.04%            1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     o CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

      o Purchases aggregating $1 million or more.


      o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including

Section 457 plans),

employee benefit plan, group retirement plan (see "How to Buy Shares Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that:
(1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.


      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.


      o Purchases by a retirement plan qualified under Section 401(a) if the retirement plan has total plan assets of $500,000 or more.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any of those shares purchased prior to May 1, 1997 within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.


      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.


      o SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.


REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.


      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      o LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

      o WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.


      WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o the Manager or its affiliates;

      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);


      o dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of shares of the Fund);

      o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

      o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;


     o accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

      o any unit investment trust that has entered into an appropriate agreement with the
Distributor;


      o a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class A shares of that Fund due to the termination of the Class B and TRAC-2000 program on November 24, 1995; or

      o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements were consummated and share purchases commenced by December

31, 1996.

     WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

      o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;


      o shares purchased and paid for with the proceeds of shares redeemed in the past 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or


     o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

      WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);


      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

      o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

     o for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program; or


      o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;

      o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds of as an investment option under the Plan; or

      o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      o SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at of an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Fund's Board of Trustees has set the annual rate for assets representing Class A shares of the fund sold on or after April 1, 1991 at 0.25%, and has set the annual rate for assets representing Class A shares sold before April 1, 1991 at 0.15% (the Board has authority to increase that rate to no more than 0.25%). The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at of an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without of an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by of an increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over six years, and (3) shares held the longest during the 6 -year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges" below.


      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

                                          CONTINGENT DEFERRED SALES CHARGE
YEARS SINCE BEGINNING OF MONTH IN         ON REDEMPTIONS IN THAT YEAR
WHICH PURCHASE ORDER WAS ACCEPTED         (AS % OF AMOUNT SUBJECT TO CHARGE)
------------------------------------------------------------------------------
0 - 1                                     5.0%
------------------------------------------------------------------------------

1  - 2                                    4.0%

------------------------------------------------------------------------------

2  - 3                                    3.0%

------------------------------------------------------------------------------

3  - 4                                    3.0%

------------------------------------------------------------------------------

4  - 5                                    2.0%

------------------------------------------------------------------------------

5  - 6                                    1.0%

------------------------------------------------------------------------------
6 and following                           None


In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      o AUTOMATIC CONVERSION OF CLASS B SHARES. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

      o DISTRIBUTION AND SERVICE PLAN FOR CLASS B SHARES. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. This Plan is described below under "Buying Class C Shares - Distribution and Service Plans for Class B and Class C Shares".


      o WAIVERS OF CLASS B SALES CHARGES. The Class B contingent deferred sales charge will not apply to shares purchased in certain types of transactions, nor will it apply to shares redeemed in certain circumstances, as described below under "Waivers of Class B and Class C Sales Charges."


BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without assessment of an initial sales charge. However, if the Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12 -month period.

DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to reimburse and compensate the Distributor, respectively, for distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under the Class B Plan, and receives a service fee of 0.25% per year under the Class C Plan.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B expenses by up to 1.00%, and increase Class C expenses by 1.00%, of the net assets per year of that class.


      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.


      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is 4.00% of the purchase price. The Distributor retains the Class B -based sales charge. The Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price to dealers from its own resources at the time of sale of Class C shares. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as of an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor may pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If the Fund terminates either Plan, the Board of Trustees may allow the Fund to continue payments of the asset -based sales charge to the Distributor for distributing shares before the Plan was terminated. At August 31, 1997, the end of the Class B Plan year, the Distributor had incurred unreimbursed expenses under the Class B Plan of $6,440,567 (equal to 2.27%, of the Fund's net assets represented by Class B shares), which have been carried over into the present plan year. At August 31, 1997, the end of the Class C Plan year, the Distributor had incurred unreimbursed expenses under the Class C Plan of $262,813 (equal to 0.93%, of the Fund's net assets represented by Class C shares), which have been carried over into the present plan year.

      O WAIVERS OF CLASS B AND CLASS C SALES CHARGES. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are discussed in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

     WAIVERS FOR REDEMPTIONS OF SHARES IN CERTAIN CASES. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:


      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);


      o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

      o returns of excess contributions to Retirement Plans;


      o to make distributions from retirement plans that qualify as "substantially equal periodic payments" under Section 72(t) of the Internal Revenue Code , provided the distributions do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;




o shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies";

      o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries; or

      o distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


      WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

      o shares sold to the Manager or its affiliates;


      o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

      o  shares  issued  in  plans of  reorganization  to which  the Fund is a




SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature--guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      o USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      o PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number:
1--800--533-3310.

      o PURCHASING  SHARES. You may purchase shares in amounts up to $100,000 by
phone,  by  calling  1-800-533-3310.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund, to pay for these purchases.


      o EXCHANGING SHARES. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer fund account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      o SELLING SHARES. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.


      SHAREHOLDER TRANSACTIONS BY FAX. Beginning May 30, 1997, requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.


AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer fund account on a regular basis:


      o AUTOMATIC WITHDRAWAL PLANS. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

     o AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to exchange automatically an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the exchange privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or of other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:


      o INDIVIDUAL RETIREMENT ACCOUNTS including rollover IRAs, for individuals and their spouses and SIMPLE IRAs offered by employers

      o 403(B)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

      o SEP-IRAS (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR-SEP IRAs

      o PENSION AND PROFIT-SHARING PLANS for self-employed persons and other employers

      o 401(K)    PROTOTYPE  RETIREMENT  PLANS for

businesses

      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.


CLASS Y SHARES. Class Y Shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase to separate accounts of insurance companies, other registered investment companies and other institutional investors having an agreement with the Manager or the Distributor. The intent of these agreements is to allow tax-qualified institutional investors to invest indirectly (through separate accounts ) in Class Y shares and to allow institutional investors to invest directly in Class Y shares . Individual investors are not permitted to invest directly in Class Y shares.

 While Class Y shares

are not subject to a contingent deferred sales charge, asset-based sales charge or service fee, an insurance company purchasing Class Y shares may impose charges on its separate accounts investing in those shares.


     None of the instructions described elsewhere in this Prospectus or the Statement of Additional Information for the purchase, redemption, reinvestment, exchange or transfer of shares of the Fund or the reinvestment of dividends apply to its Class Y shares. Clients of Class Y Sponsors must request their Sponsor to effect all transactions in Class Y shares on their behalf.


HOW TO SELL SHARES

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER, OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1--800-525-7048, FOR ASSISTANCE.


      o RETIREMENT ACCOUNTS. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

     o CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      o You wish to redeem more than $50,000 worth of shares and receive a check

      o The redemption check is not payable to all shareholders listed on the account statement

      o The redemption check is not sent to the address of record on your account statement

      o Shares are being transferred to a Fund account with a different owner or name

      o Shares are redeemed by someone other than the owners (such as an Executor)

     o WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. IF YOU ARE SIGNING AS A FIDUCIARY OR ON BEHALF OF A CORPORATION, PARTNERSHIP OR OTHER BUSINESS, YOU MUST ALSO INCLUDE YOUR TITLE IN THE SIGNATURE.

SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

      o Your name

      o The Fund's name

      o Your Fund account number (from your account statement)

      o The dollar amount or number of shares to be redeemed

      o Any special payment instructions

      o Any share certificates for the shares you are selling,

      o The signatures of all registered owners exactly as the account is registered, and

      o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR             SEND COURIER OR EXPRESS MAIL

REQUESTS BY MAIL:                         REQUESTS TO:
OppenheimerFunds Services                 OppenheimerFunds Services
P.O. Box 5270                             10200 E. Girard Avenue, Building D
Denver, Colorado 80217                    Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. YOU MAY NOT REDEEM SHARES HELD IN AN OPPENHEIMERFUNDS RETIREMENT PLAN OR UNDER A SHARE CERTIFICATE BY TELEPHONE.

      o  To   redeem   shares   through   a   service   representative,   call
1--800--852--8457


      o To redeem shares automatically on PhoneLink, call 1-800-533-3310


      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.


      o TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.


      o TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK OR WIRE. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.


SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements For Repurchase of Shares From Dealers and Brokers" in the Statement of Additional Information for more details.


HOW TO EXCHANGE SHARES

      Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o Shares of the fund selected for exchange must be available for sale in your state of residence

      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege

      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day

     o You must meet the minimum purchase requirements for the fund you purchase by exchange

      o  BEFORE  EXCHANGING  INTO A FUND,  YOU  SHOULD  OBTAIN  AND  READ  ITS
PROSPECTUS


      SHARES OF A PARTICULAR CLASS OF THE FUND MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMER FUNDS. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be "Class A" shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.


      Exchanges may be requested in writing or by telephone:

     o WRITTEN EXCHANGE REQUESTS. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."


      o TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.


      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock
Exchange that day,

which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.


      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

     o For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. for more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the
Statement of Additional Information.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

      The Distributor has entered into agreements with certain dealers and investment advisers permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements and the Distributor has the right to reject or suspend those privileges. As a result, those exchanges may be subject to notice requirements, delays and other limitations that do not apply to shareholders who exchange their shares directly by calling or writing to the Transfer Agent.


SHAREHOLDER ACCOUNT RULES AND POLICIES

      o NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

      o TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

     o THE  TRANSFER  AGENT  WILL  RECORD  ANY  TELEPHONE  CALLS to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.


      o PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES BY FEDERAL FUNDS WIRE, CERTIFIED CHECK OR ARRANGE TO HAVE YOUR BANK PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.


      o INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o UNDER UNUSUAL CIRCUMSTANCES, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


      o "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service .


      o THE FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.


      o TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800 -525-7048 to ask that copies of those materials be sent personally to that shareholder.



DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends August 31st). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Also, dividends paid on Class A and Class Y shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.


CAPITAL GAINS. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:


     o REINVEST ALL DISTRIBUTIONS IN THE FUND. You can elect to reinvest all dividends and long -term capital gains distributions in additional shares of the Fund.

     o REINVEST LONG-TERM CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or have them sent to your bank account on AccountLink.

     o RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

     o REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMER FUND ACCOUNT. You can reinvest all distributions in the same class of shares of another Oppenheimer Fund account you have established.


TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. The Fund's distributions from long-term capital gains are taxable to shareholders as long-term capital gains, no matter how long you held your shares. Dividends paid by the Fund from short-term capital gains and net investment income are taxable as ordinary income. These dividends and distributions are subject to Federal income tax and may be subject to state or local taxes. Your distributions are taxable as described above, whether you reinvest them in additional shares or take them in cash. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Every year the Fund will send you and the IRS a statement showing the aggregate amount of each taxable distribution you received in the previous year. So that the Fund will not have to pay taxes on the amounts it distributes to shareholders as dividends and capital gains, the Fund intends to manage its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code, although it reserves the right not to qualify in a particular year.

      o  "BUYING  A  DIVIDEND":  If  you  buy  shares  on  or  just  before  the
ex--dividend   date,   or  just  before  the  Fund   declares  a  capital  gains
distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain, respectively.


      o TAXES ON TRANSACTIONS: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.


      o RETURNS OF CAPITAL: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.


      This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A

SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS


The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest for Value Fund, Inc., Oppenheimer Quest for Value Growth & Income Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Global Income Fund, Quest for Value New York Tax -Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax -Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund
(i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) purchased by such shareholder by exchange of shares of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.


CLASS A SALES CHARGES

o  REDUCED  CLASS A  INITIAL  SALES  CHARGE  RATES FOR  CERTAIN  FORMER  QUEST
SHAREHOLDERS

     o PURCHASES BY GROUPS, ASSOCIATIONS AND CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                        FRONT-END SALES   FRONT-END SALES
NUMBER OF               CHARGE AS A       CHARGE AS A       COMMISSION AS
ELIGIBLE EMPLOYEES      PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
OR MEMBERS              OFFERING PRICE    AMOUNT INVESTED   OFFERING PRICE
------------------------------------------------------------------------------
9 or fewer              2.50%             2.56%             2.00%
------------------------------------------------------------------------------
At least 10 but not
more than 49            2.00%             2.04%             1.60%


For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages 28 and 29 of this Prospectus.


      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.


      O WAIVER OF CLASS A SALES CHARGES FOR CERTAIN SHAREHOLDERS

      Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

     o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      O  WAIVER  OF  CLASS A  CONTINGENT  DEFERRED  SALES  CHARGE  IN  CERTAIN
TRANSACTIONS

      The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is not or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

      o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

CLASS A, CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVERS


O WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED PRIOR TO MARCH 6, 1995.


  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual

Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

O WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED ON OR AFTER MARCH 6, 1995 BUT PRIOR TO NOVEMBER 24, 1995.

  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual
Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

                          APPENDIX TO PROSPECTUS OF
                            OPPENHEIMER GROWTH FUND


     Graphic  material  included  in  Prospectus  of  Oppenheimer  Growth  Fund:
"Comparison of Total Return of Oppenheimer Growth Fund with the S&P 500 Index - Change in Value of a $10,000 Hypothetical Investment"

      A linear graph will be included in the Prospectus of Oppenheimer Growth Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in the Fund. In the case of the Fund's Class A shares, that graph will cover each of the Fund's last ten fiscal years from 8/31/87 through 8/31/97. In the case of the Fund's Class B shares will cover the period from the inception of the class (August 17, 1993) through August 31, 1997. In the case of the Fund's Class C shares will cover the period from the inception of the Class (November 1, 1995 ) through August 31, 1997. In the case of the Fund's Class Y shares will cover the period from the inception of the Class (June 1, 1994) through August 31, 1997. The graph will compare such values with hypothetical $10,000 investments over the same time periods in the S&P 500 Index.

      Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the S&P 500 Index, is set forth in the Prospectus under "Performance of the Fund - Comparing the Fund's Performance to the Market."


      Fiscal Year       Oppenheimer       S&P
      (PERIOD) ENDED    GROWTH FUND A     500 INDEX


      06/30/87          $9,425            $10,000
      06/30/88          $9,328            $9,307
      06/30/89          $10,684           $11,217
      06/30/90          $12,071           $13,061
      06/30/91          $13,205           $14,024
      06/30/92          $15,276           $15,902
      06/30/93          $17,855           $18,066
      06/30/94          $17,903           $18,319
      06/30/95          $23,174           $23,087
      06/30/96          $28,040           $29,086
      08/31/96(1)       $28,258           $28,389
      08/31/97          $38,156           $39,921


      Fiscal            Oppenheimer       S&P
      PERIOD ENDED      GROWTH FUND B     500 INDEX


      08/17/93(2)       $10,000           $10,000
      06/30/94          $9,980            $9,810
      06/30/95          $12,796           $12,363
      06/30/96          $15,349           $15,575

      08/31/96(1)       $15,244           $15,202
      08/31/97          $20,483           $21,378


      Fiscal            Oppenheimer       S&P
      PERIOD ENDED      GROWTH FUND C     500 INDEX


      11/01/95(3)       $10,000           $10,000
      06/30/96          $11,006           $11,713
      08/31/96(1)       $11,073           $11,432
      08/31/97          $14,830           $16,077


      Fiscal            Oppenheimer       S&P
      PERIOD ENDED      GROWTH FUND Y     500 INDEX


      06/01/94(4)       $10,000           $10,000
      06/3094           $9,487            $9,755
      06/30/95          $12,295           $12,295
      06/30/96          $14,889           $15,489
      08/31/96(1)       $15,009           $15,118
         08/31/97       $20,317           $21,259

(1) The Fund changed its fiscal year end from June to August. (2) Class B shares of the Fund were first publicly offered on August 17, 1993. (3) Class C shares of the Fund were first publicly offered on November 1, 1995. (4) Class Y shares of the Fund were first publicly offered on June 1, 1994.

OPPENHEIMER GROWTH FUND

Two World Trade Center
New York, New York 10048-0203
1-800-525-7048


INVESTMENT ADVISER
OppenheimerFunds, Inc.
Two World Trade Center

New York, New York 10048-0203


DISTRIBUTOR

OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203


TRANSFER AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217

1-800-525-7048


CUSTODIAN OF PORTFOLIO SECURITIES
The Bank of New York
One Wall Street
New York, New York 10015

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

LEGAL COUNSEL
Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street
New York, New York  10036


NO DEALER, BROKER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, OPPENHEIMERFUNDS, INC., OPPENHEIMERFUNDS DISTRIBUTOR, INC. OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE.



 PRO270.001.11/97       * Printed on recycled paper


OPPENHEIMER GROWTH FUND

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048


STATEMENT OF ADDITIONAL INFORMATION DATED  DECEMBER 1,  1997



      This Statement of Additional Information of Oppenheimer Growth Fund is not a Prospectus.

This document contains additional information about the Fund and supplements information in the Prospectus dated December 1, 1997. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


CONTENTS
                                                                            PAGE
ABOUT THE FUND

Investment Objective and Policies.......................................
Investment Policies and Strategies......................................
Other Investment Techniques and Strategies..............................
Other Investment Restrictions...........................................
How the Fund is Managed ................................................
Organization and History................................................
Trustees and Officers of the Fund.......................................
The Manager and Its Affiliates..........................................
Brokerage Policies of the Fund..........................................
Performance of the Fund.................................................
Distribution and Service Plans..........................................
ABOUT YOUR ACCOUNT
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................
FINANCIAL INFORMATION ABOUT THE FUND
Independent Auditors' Report............................................
Financial Statements....................................................
Appendix: Industry Classifications......................................   A-1

ABOUT THE FUND

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT POLICIES AND STRATEGIES. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

      In selecting securities for the Fund's portfolio, the Fund's investment advisor, OppenheimerFunds, Inc. referred to as (the "Manager"), evaluates the merits of securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws that might affect the issuer. Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive or liquidity purposes. The fact that a security has a low yield or does not pay current income will not be an adverse factor in selecting securities to try to achieve the Fund's investment objective of capital appreciation unless the Manager believes that the lack of yield might adversely affect appreciation possibilities.

      The portion of the Fund's assets allocated to securities and methods selected for capital appreciation will depend upon the judgment of the Manager as to the future movement of the equity securities markets. If the Manager believes that economic conditions favor a rising market, the Fund will emphasize securities and investment methods selected for high capital growth. If the Manager believes that a market decline is likely, defensive securities and investment methods will be emphasized.

      O FOREIGN SECURITIES. As noted in the Prospectus, the Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities and in securities issued by U.S. corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Fund may invest are the same types of debt and equity securities identified above. Foreign securities are subject however, to additional risks not associated with domestic securities, as discussed below. These additional risks may be more pronounced as to investments in securities issued by emerging market countries or by companies located in emerging market countries.

      "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment. If the Fund's portfolio securities are held abroad, the sub-custodians or depositories holding them must be approved by the Fund's Board of Trustees to the extent that approval is required under applicable rules of the Securities and Exchange Commission.

      o RISKS OF FOREIGN INVESTING. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities because of the lesser speed and reliability of mail service between the U.S. and foreign countries than within the U.S.; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. From time to time, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed. If the Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodians holding them must be approved by the Fund's Board of Trustees under applicable SEC rules.

      o BORROWING FOR LEVERAGE. From time to time, the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and, pursuant to the requirements of the Investment Company Act of 1940, will only be made to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that requirement. To do so, the Fund may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than funds that do not borrow.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES

      o INVESTING IN SMALL, UNSEASONED COMPANIES. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. If other investment companies and investors that invest in these types of securities trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might be obtained, because of the thinner market for such securities.

      o ILLIQUID AND RESTRICTED SECURITIES. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests in other than those with puts exercisable within seven days.


      The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      o LOANS OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Repurchase transactions are not considered "loans" for the purpose of the Fund's limit on the percentage of its assets that can be loaned. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Fund pays in connection with the loan. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     o REPURCHASE AGREEMENTS. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities which must meet credit requirements set by the Fund's Board of Trustees from time to time. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      o HEDGING WITH FUTURES CONTRACTS. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may sell Financial Futures. When hedging to establish a position in the equities market as a temporary substitute for the purchase of individual equity securities, the Fund may buy Futures. Normally, the Fund would then purchase the equity securities and terminate the hedging portion.

      The Fund's strategy of hedging with Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

      o FUTURES. The Fund may buy and sell futures contracts related to financial indices, including stock indices (a "Financial Future"). A financial index assigns relative values to the securities included in the index and fluctuates with the changes in the market value of those securities. Financial indices cannot be purchased or sold directly. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a Financial Future.

      Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin payment will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is then realized for tax purposes. Although Financial Futures and Interest Rate Futures by their terms call for settlement by delivery of cash or securities, respectively, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      o REGULATORY ASPECTS OF HEDGING INSTRUMENTS. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's total assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "BONA FIDE hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or futures brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "Investment Company Act"), when the Fund purchases a Stock Index Future, the Fund will maintain in a segregated account or accounts with its Custodian, liquid assets marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      o TAX ASPECTS OF COVERED CALLS AND HEDGING INSTRUMENTS. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).


      o RISKS OF HEDGING WITH FUTURES. In addition to the risks associated with respect to hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect declines in the values of the fund's securities. the risk is that the prices of the Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the Hedging Instruments, the Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Fund has used Hedging Instruments in a short hedge, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the Hedging Instruments are based.

      If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Futures, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.


      o SHORT SALES AGAINST-THE-BOX. In this type of short sale, while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of other securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. As a result of recent changes to the Federal tax code, this investment strategy generally can no longer be used to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out.


OTHER INVESTMENT RESTRICTIONS

      The Fund's most significant investment restrictions are set forth in the Prospectus. The following are fundamental policies, and together with the Fund's fundamental policies described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Such a "majority" vote is defined in the Investment Company Act as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

      Under these additional restrictions, the Fund cannot:

      o lend money, but the Fund may invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations; the Fund may also make loans of portfolio securities subject to the restrictions set forth in the Prospectus and above under the caption "Loans of Portfolio Securities";

      o underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio;

      o invest in or hold securities of any issuer if those officers and trustees or directors of the Fund or its adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

      o invest in commodities or commodity contracts other than the hedging instruments permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or commodity contract;

      o invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein;

      o purchase securities on margin; however, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies;

      o mortgage, hypothecate or pledge any of its assets; however, this does not prohibit the escrow arrangements or other collateral or margin arrangements in connection with covered call writing or any of the hedging instruments permitted by any of its other fundamental policies; or

      o invest in other open-end investment companies, or invest more than 5% of the value of its net assets in closed-end investment companies, including small business investment companies, nor make any such investments at commission rates in excess of normal brokerage commissions.

      o NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. For purposes of the Fund's policy not to concentrate its assets as described under the second investment restriction in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

      In connection with the qualification of its shares in certain states, the Fund has undertaken that in addition to the above, as a non-fundamental policy, the Fund will not: (i) invest in interests in oil, gas, or other mineral exploration or development programs, or (ii) invest more than 5% of its total assets in securities of unseasoned issuers (including predecessors) which have been in operation for less than three years.

HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


TRUSTEES AND OFFICERS OF THE FUND. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. All of the Trustees are also trustees or directors of Oppenheimer Global Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer International Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal
Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Series Fund, Inc., Oppenheimer U.S. Government Trust, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund (collectively the "New York-based Oppenheimer funds"). Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack, respectively, hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 17, 1997, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of each class of the Fund. That statement does not reflect shares held of record by an employee benefit plan for employees of the Manager (for which plan a Trustee and an officer listed below, Ms. Macaskill, and Mr. Donohue, respectively, are Trustees), other than the shares beneficially owned under that plan by the officers of the Fund listed below.

LEON LEVY, CHAIRMAN OF THE BOARD OF TRUSTEES; AGE:  72
31 West 52nd Street, New York,   NY  10019
General  Partner  of Odyssey  Partners,  L.P.  (investment  partnership)(since
1982) and Chairman of

Avatar Holdings, Inc. (real estate development).

ROBERT G. GALLI, TRUSTEE;* Age:  64
Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (since October 1995); formerly he held
the  following   positions:   Vice   President  and  Counsel  of   Oppenheimer

Acquisition Corp. ("OAC"),

the Manager's parent holding company; Executive Vice President , General Counsel and a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment adviser subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.

BENJAMIN LIPSTEIN, TRUSTEE; AGE:  74
591 Breezy Hill Road, Hillsdale,  N.Y. 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex Publishers, Inc (Publishers of Psychology Today and Mother Earth News) and of Spy Magazine, L.P.

BRIDGET A.  MACASKILL,  PRESIDENT AND TRUSTEE;*#  Age: 49
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager and Chief Executive Officer (since September 1995); President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director (since October 1990) of OAC;
President  (since  September  1995)  and a  director  (since  November  1989) of
Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July
1996); President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

ELIZABETH B. MOYNIHAN, TRUSTEE; AGE:  68
801 Pennsylvania Avenue, N.W., Washington,  D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

KENNETH A. RANDALL, TRUSTEE; AGE:  70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texan Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The
Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

EDWARD V. REGAN, TRUSTEE; AGE:  67
40 Park Avenue, New York, New York 10016

--------
*Trustee who is "an interested person" of the Fund.
#Not a Director of Oppenheimer Money Market Fund, Inc.

Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness

Policy Council;

a director of GranCare, Inc. (health care provider); a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

RUSSELL S. REYNOLDS, JR., TRUSTEE; AGE:  65
8 Sound Shore  Drive,  Greenwich, Connecticut 06830
Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K.); a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.



DONALD W. SPIRO,  VICE CHAIRMAN AND TRUSTEE;* Age: 71
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

PAULINE TRIGERE, TRUSTEE; AGE:  85
498 Seventh Avenue, New York, New York 10018

Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).


CLAYTON K. YEUTTER, TRUSTEE; AGE:  66
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel , Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery)


and Texas Instruments, Inc. (electronics) ; formerly (in descending chronological order) IMC Global Inc. (chemicals and animal feed), Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

ANDREW J. DONOHUE, SECRETARY; AGE:  47
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager ; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July
1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer

--------
*Trustee who is an "interested person" of the Fund.

Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds
 .

ROBERT C. DOLL,  JR., VICE  PRESIDENT AND PORTFOLIO  MANAGER;  AGE: 43
Executive Vice President and Director of the Manager (since January 1993) ; Executive Vice President of HarbourView (since January 1993); Vice President and a director of OAC (since September 1995); an officer of other Oppenheimer funds.

GEORGE C. BOWEN, TREASURER; AGE:  61
6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor ; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

ROBERT G. ZACK, ASSISTANT SECRETARY; AGE:  49
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

ROBERT J. BISHOP, ASSISTANT TREASURER; AGE:  39
6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager .

SCOTT  T. FARRAR, ASSISTANT TREASURER; AGE:  32
6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager .

     o REMUNERATION OF TRUSTEES. The officers of the Fund and certain Trustees are affiliated with the Manager. They and the Trustees of the Fund (Ms. Macaskill and Messrs. Galli and Spiro are also officers) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund . The compensation from the Fund was paid during the fiscal year ended August 31, 1997. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee, or member of a committee of the Board of those funds during the calendar year 1996.

                                            Retirement




 Benefits   Total Compensation
                           Aggregate
Accrued as
      From All
                           Compensation      Part New

York-
based

NAME AND POSITION          FROM THE FUND     FUND EXPENSES
OPPENHEIMER  FUNDS




Leon Levy,                 $7,563      ($6,015)    $152,750
Chairman and Trustee

Benjamin Lipste            $4,523      ($3,597)    $91,350



Study Committee Member
and Trustee

Elizabeth B. Moynihan,     $4,523           ($3,597)        $91,350
Study Committee Member
and Trustee

Kenneth A. Randall,        $4,132           ($3,286)        $83,450
Audit Committee Chairman
and Trustee

Edward V. Regan,           $3,869           ($3,078)        $78,150
Proxy Committee Chairman,(2)
Audit Committee Member
and Trustee

Russell S. Reynolds, Jr.,  $2,911              ($2,316)      $58,800


Proxy Committee Member
and Trustee

Pauline Trigere, Trustee   $2,738               ($2,178)      $55,300

Clayton K. Yeutter,        $2,911               ($2,316)      $58,800
Proxy Committee Member
and Trustee
----------------------

1For the 1996 calendar year.


2Committee position held during a portion of the period shown.


DEFERRED COMPENSATION PLAN. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to any Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York- based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits. During the fiscal year ended August 31, 1997, a credit of $32,462 was made for the Fund's projected benefit obligations and payments of $11,314 were made to retired trustees, resulting in an accumulated liability of

$204,733 at August 31,  1997.

      o MAJOR SHAREHOLDERS. As of November 17, 1997, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding shares except Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive EF13, Jacksonville, Florida, who owned of record 97,546.772 Class C shares 5.11%(11.15% of the Fund's outstanding shares of that class). As of that same date the only person who owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class Y shares was Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111, which owned 2,556,132.274 Class Y shares (representing 100% of the Class Y shares then outstanding). Massachusetts Mutual Life Insurance Company's affiliation with the Manager is described below.


THE MANAGER AND ITS AFFILIATES. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and three of whom (Ms. Macaskill and Messrs. Galli and Spiro) serve as Trustees of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


      o Portfolio Management. The Portfolio Manager of the Fund is Robert Doll, Jr., who is principally responsible for the day-to-day management of the Fund's portfolio. Mr. Doll's background is described in the Prospectus under "Portfolio Manager." Other members of the Manager's Equity Portfolio Department, particularly Jane Putnam provide the Portfolio Manager with counsel and support in managing the Fund's portfolio.


      o THE INVESTMENT ADVISORY AGREEMENT. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      Expenses not expressly assumed by the Manager under the Investment Advisory Agreement or by the Distributor under the General Distributors Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended June 30, 1995, June 30, 1996, the fiscal period ended August 31, 1996 and the fiscal year ended August 31, 1997, the management fees paid by the Fund to the Manager were $5,274,276, $7,558,069 , $1,415,789 and $10,710,424, respectively.

      The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the management investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses , including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.


      The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

      o THE DISTRIBUTOR. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares.

Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal years ended June 30, 1995, June 30, 1996, the fiscal period ended August 31, 1996 and the fiscal year ended August 31, 1997, the aggregate sales charges on sales of the Fund's Class A shares were $1,831,787, $1,238,892, $3,462,100 , $424,452 and
$3,942,208, respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $370,067, $956,825, $134,309 and $1,118,329 in those respective years. During the Fund's fiscal year ended August 31, 1997, the contingent deferred sales charges collected on the Fund's Class B shares totaled $378,950, [all of which was retained by the Distributor]. During the Fund's fiscal year ended August 31, 1997, contingent deferred sales charges collected on the Fund's class C shares totaled $6,169, [all of which was retained by the Distributor]. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.


     o THE TRANSFER AGENT. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

BROKERAGE POLICIES OF THE FUND

BROKERAGE PROVISIONS OF THE INVESTMENT ADVISORY AGREEMENT. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the

Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

DESCRIPTION OF BROKERAGE PRACTICES FOLLOWED BY THE MANAGER. Subject to the provisions of the Advisory Agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities and/or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.


      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Investment Advisory Agreement or the Distribution and Service Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.


      During the Fund's fiscal years ended June 30, 1995 , June 30, 1996, the fiscal period ended August 31, 1996, and the fiscal year ended August 31, 1997, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) were $1,073,321, $708,331 , $142,075 and $1,046,055, respectively. During the fiscal year ended June 30, 1996, the fiscal period ended August 31, 1996 and the fiscal year ended August 31, 1997, $405,118, $64,496 and $764,188, respectively, were paid to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $230,621,176 , $37,461,550 and $458,409,805,
respectively. The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.


PERFORMANCE OF THE FUND

TOTAL RETURN INFORMATION. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

      o AVERAGE ANNUAL TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )


      o CUMULATIVE TOTAL RETURNS. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). In calculating total returns for Class B shares, the payment of the contingent deferred sales charge, (5% for the first year, 4% for the second year, 3% for the third and fourth years, 2% for the fifth year, 1% for the sixth year and none thereafter) is applied to the investment result for the period shown. For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period.


      o TOTAL RETURNS AT NET ASSET VALUE. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.


      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B, Class C or Class Y shares. However, when comparing total return of an investment in Class A, Class B, Class C or Class Y shares of the Fund with that of other alternatives, investors should understand that as the Fund is an equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.

      CLASS A SHARES


      AVERAGE ANNUAL TOTAL RETURN AT 8/31/97:

      1 YEAR      5 YEARS     10 YEARS
      27.27%      17.97%      13.91%

      AVERAGE ANNUAL TOTAL RETURN (NET ASSET VALUE) AT 8/31/97:
      1 YEAR      5 YEARS     10 YEARS





                                          35.03%19.37%      14.58%


      CLASS B SHARES


      AVERAGE ANNUAL TOTAL RETURN AT 8/31/97:

      1 YEAR      LIFE(1)

                            28.93%  19.43%

      AVERAGE ANNUAL TOTAL RETURN (NET ASSET VALUE) AT 8/31/97:

      1 YEAR      LIFE(1)

                            33.93%  19.71%


      CLASS C SHARES


      CUMULATIVE TOTAL RETURN AT  8/31/97:
      1 YEAR      LIFE(2)
      32.93%      48.30%

      CUMULATIVE TOTAL RETURN (AT NET ASSET VALUE) AT 8/31/97:
       1 YEAR    LIFE(2)

                          33.93     48.30%


      CLASS Y SHARES


      AVERAGE ANNUAL TOTAL RETURN AT 8/31/97:

      1 YEAR      LIFE(3)

                            35.36%  24.37%

----------------

(1)Class B shares of the Fund were first publicly offered on 8/17/96.

(2)Class C shares of the Fund were first publicly offered on 11/1/95.

(3)Class Y Shares, first publicly offered on 6/1/94, are offered at net asset value without sales charge to certain institutional investors.


OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the star rankings of the performance of its Class A, Class B, Class C [or Class Y] shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories, domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among [category] funds. Investment return measures a fund's or class's one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class's performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" '(next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class's 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%, respectively), or its combined 3-, 5- and 10- year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic, equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.


      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.

DISTRIBUTION AND SERVICE PLANS

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plans for Class B and Class C shares, that vote was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.



      In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the Class affected by the amendment. In addition, because Class B shares automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A plan that would materially increase payments under the plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act) voting separately by class. All material amendments must be approved by the Independent Trustees.


      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which payments were made and the identity of each Recipient that received any payment. The reports for the Class B and Class C Plans shall also include the distribution costs for that quarter, and such costs for previous fiscal periods that have been carried forward, as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers does not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no minimum amount. However, while the maximum fee rate under the Class A Plan is 0.25% of average annual net assets of the fund, the Board of Trustees has set the maximum rate for assets representing Class A shares of the Fund acquired before April 1, 1991 at 0.15%, and for assets representing Class A shares acquired on or after April 1, 1991, at 0.25%.


      For the fiscal year ended August 31, 1997, payments under the Class A Plan totaled $2,431,503, all of which was paid by the Distributor to Recipients, including respectively, $82,960 paid to MML Investor Services, Inc., an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent years. Payments received by the Distributor under the Class A Plan will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor.

      The Class B and Class C plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor. Payments made under the Class B Plan during the fiscal year August 31, 1997 totaled $2,030,245 of which $1,720,803 was retained by the Distributor and $16,174 was paid to a dealer affiliated with the Distributor. Payments made under the Class C Plan for the fiscal year ended August 31, 1997, totaled $136,351 of which $102,938 was retained by the Distributor and $438 was paid to a dealer affiliated with the Distributor. At fiscal year-end August 31, 1997, the Distributor had incurred unreimbursed expenses under the Class B and Class C Plans of $6,440,567 and $262,813, respectively (equal to 2.27% and 0.93% of the Fund's net assets represented by Class B and Class C shares on that date) which have been carried over into the present Plan year.


      Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee on such shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and the Class C Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plans are subject to the limitations imposed by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees. The Distributor anticipates that it will take a number of years for its to recoup (from the Fund's payments to the Distributor under the Class B or Class C Plan and from the contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized dealers or brokers.

ABOUT YOUR ACCOUNT

HOW TO BUY SHARES

ALTERNATIVE SALES ARRANGEMENTS - CLASS A, CLASS B AND CLASS C SHARES. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or more of Class B shares or any order for $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A fourth class of shares may be purchased only by certain institutional investors at net asset value per share (the "Class Y shares").

     The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses,
(vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

DETERMINATION OF NET ASSET VALUES PER SHARE. The net asset values per share of Class A, Class

B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 P.M., but may close earlier on some other days (for example, in case of weather emergencies or days falling before a holiday). The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the NYSE is closed. Because the Fund's price and net asset value will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day or closing bid prices that day);
(ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days or less when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less , and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.

      Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).

ACCOUNTLINK. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy shares. Dividends will begin to accrue on such shares on the day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange that day, which is normally three days after the ACH transfer is initiated. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.


REDUCED SALES CHARGES. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letter of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, siblings, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews. Relation by virtue of a remarriage (step-children, step-parents, etc.) are included.


     o THE OPPENHEIMER FUNDS. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Main Street California

     Municipal Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer  Capital Appreciation
Fund

Oppenheimer Growth Fund
Oppenheimer Equity Income Fund

Oppenheimer Multiple Strategies Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income &

    Growth Fund
Oppenheimer  International  Growth Fund
Oppenheimer  Enterprise Fund
Oppenheimer Bond Fund for Growth
Oppenheimer  LifeSpan  Balanced Fund
Oppenheimer  LifeSpan Growth  Fund
Oppenheimer  LifeSpan  Income  Fund
Oppenheimer  High  Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government

    Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer International Small Company
   Fund
Oppenheimer Strategic Income Fund
Oppenheimer Real Asset
Fund

 Oppenheimer World Bond Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Growth & Income Value Fund
Rochester Fund Municipals
Limited Term New York Municipal Fund
Oppenheimer Disciplined Value Fund
Oppenheimer  Disciplined  Allocation Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer MidCap Fund

and the following "Money Market Funds":


Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust


Centennial  New York Tax Exempt  Trust
Centennial  California  Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.



      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

      o LETTERS OF INTENT. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of the Fund or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended purchase amount, as described in the Prospectus.

      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional

Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

     For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o TERMS OF ESCROW THAT APPLY TO LETTERS OF INTENT.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.


ASSET BUILDER PLANS. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the Application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of the Fund to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.


      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

CANCELLATION OF PURCHASE ORDERS. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

RETIREMENT PLANS. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.


      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or who are eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases:

      (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the  recordkeeping  for the  Retirement  Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.


HOW TO SELL SHARES

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      o INVOLUNTARY REDEMPTIONS. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

      o PAYMENTS "IN KIND". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

SELLING SHARES BY WIRE. The wire of redemption proceeds may be delayed if a Fund's Custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

REINVESTMENT PRIVILEGE. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchased subject to an initial sales charge, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

TRANSFERS OF SHARES. Shares are not subject to the payment of a contingent deferred sales charge of either class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy

Shares" for the  imposition of the Class B or Class C contingent  deferred sales
charge  will  be  followed  in  determining   the  order  in  which  shares  are
transferred.

DISTRIBUTIONS FROM RETIREMENT PLANS. Requests for distributions from OppenheimerFunds- sponsored IRAs, SEP-IRAs, SAR-SEPs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing, or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

SPECIAL ARRANGEMENTS FOR REPURCHASE OF SHARES FROM DEALERS AND BROKERS. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closed (normally, that is 4:00 P.M., but may be earlier some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption documents as described in the Prospectus.


AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans that would require the redemption of shares held less than 6 years or 12 months, respectively, because of the imposition of the Class B or Class C contingent deferred sales charge on such withdrawals (except where the Class B or Class C contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges."


      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.


      o AUTOMATIC EXCHANGE PLANS. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      o AUTOMATIC WITHDRAWAL PLANS. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

HOW TO EXCHANGE SHARES

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund, Inc., which only offer Class A shares, and Oppenheimer Main Street California Tax-Exempt Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.


      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds . Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.


      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

      Shares  of  this  Fund   acquired  by   reinvestment   of  dividends  or
distributions from any other
of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.
Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. SHAREHOLDERS OWNING SHARES OF MORE THAN ONE CLASS MUST SPECIFY WHETHER THEY INTEND TO EXCHANGE CLASS A, CLASS B OR CLASS C SHARES.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Dividends will be payable on shares of record held at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.


TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Corporate shareholders may be entitled to the corporate dividends received deduction for some portion of the Fund's distributions treated as ordinary income, subject to applicable limitations under the Internal Revenue Code. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.



      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in a particular year.

If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.


      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

DIVIDEND REINVESTMENT IN ANOTHER FUND. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of this Fund on the same basis.

ADDITIONAL INFORMATION ABOUT THE FUND

THE CUSTODIAN. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

INDEPENDENT AUDITORS. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Real Asset Fund:


We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Real Asset Fund as of August 31, 1997, the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 31, 1997 to August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
           We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
           In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Real Asset Fund at August 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP


Denver, Colorado
September 22, 1997

--------------------------------------------------------------------------------
 Statement of Investments  August 31, 1997
--------------------------------------------------------------------------------

                                                             Face         Market Value
                                                             Amount       See Note 1
======================================================================================
Mortgage-Backed Obligations--41.8%
--------------------------------------------------------------------------------------
Government Agency--40.3%
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Interest-Only Stripped Mtg.-Backed Security,
Series 180, 13.484%, 10/1/26(1)                               $ 1,610,078  $   534,345
Principal-Only Stripped Mtg.-Backed Security,
Series 179, 3.862%, 9/1/26(2)                                     983,504      715,346
--------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5.89%, 5/21/98                                                  6,500,000    6,510,790
6.03%, 7/7/99                                                   1,990,000    1,990,020
6.07%, 7/1/99                                                   1,220,000    1,219,427
6.29%, 5/7/99                                                   8,480,000    8,512,665
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Trust 1996-64, Cl. PB, 6.50%, 1/18/19             3,000,000    2,995,290
Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-23, Cl. PN, 8.558%, 4/25/22(1)                       3,624,240    1,598,064
Trust 1997-3, 11.616%, 3/18/26(1)(3)                            3,424,713    1,159,051
Principal-Only Stripped Mtg.-Backed Security:
Trust 267, Cl. 1, 8.77%, 10/1/24(2)                               187,388      141,127
Trust 267, 8.736%, 10/1/24(2)                                     285,769      215,220
--------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security, Series 1997-5, Cl. PJ,
31.318%, 5/20/22(1)                                             2,442,142      503,310
                                                                           -----------
                                                                            26,094,655

--------------------------------------------------------------------------------------
Private--1.5%
--------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through
Certificates, Series 1994-C2, Cl. G, 8%, 4/25/25                  969,579      965,186
                                                                           -----------
Total Mortgage-Backed Obligations (Cost $27,077,780)                        27,059,841

======================================================================================
U.S. Government Obligations--10.9%
--------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.82%, 6/16/98(4) (Cost $7,101,709)     7,100,000    7,101,420

======================================================================================
Structured Notes--39.8%
--------------------------------------------------------------------------------------
AIG International, Inc., Goldman Sachs Commodity Total
Return Index Leveraged-Linked Nts., 5.875%, 6/29/98(5)          6,000,000    7,121,612
--------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (New York Branch) CD
Leveraged-Linked Nts., 5.10%, 11/19/97 (linked to the
Goldman Sachs Commodity Index Excess Return Index)(5)           2,000,000    2,392,800
--------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (New York Branch)
Goldman Sachs Excess Return Commodity Index Leveraged-Linked
Nts., 5.488%, 12/8/97(5)                                        1,250,000    1,325,250
--------------------------------------------------------------------------------------
Business Development Bank of Canada, Goldman Sachs Excess
Return Commodity Index Leveraged-Linked Commercial Paper,
5.40%, 12/22/97(5)                                              1,000,000    1,048,500


------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                                                  Face              Market Value
                                                                  Amount            See Note 1
------------------------------------------------------------------------------------------------
Cargill Financial Services Corp., Commodity Option Leveraged-
Linked Trust Nts., Zero Coupon, 9/16/97(6)                       $ 2,000,000         $ 1,895,742
------------------------------------------------------------------------------------------------
Cargill Financial Services Corp., Goldman Sachs Commodity
Index Leveraged-Linked Nts., 5.469%, 12/4/97(5)                    7,000,000           6,864,668
------------------------------------------------------------------------------------------------
Daiwa Finance Corp. (New York), Daiwa Physical Commodity
Index Leveraged-Linked Nts., 4.625%, 12/18/97(7)(8)                5,000,000           5,147,000
                                                                                     -----------
Total Structured Notes (Cost $24,250,000)                                             25,795,572

================================================================================================
Repurchase Agreements--2.5%
------------------------------------------------------------------------------------------------
Repurchase agreement with J.P. Morgan Securities, Inc., 5.55%, dated 8/29/97, to be repurchased at $1,600,987 on 9/2/97,
collateralized by U.S. Treasury Bonds, 7.25%-11.25%, 2/15/03-
8/15/19, with a value of $1,526,590 and U.S. Treasury Nts.,
5.875%, 10/31/98, with a value of $106,970 (Cost $1,600,000)       1,600,000           1,600,000
------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $60,029,489)                          95.0%         61,556,833
------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                          5.0           3,218,730
                                                                   ---------         -----------
Net Assets                                                             100.0%        $64,775,563
                                                                   =========         ===========

1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. 2. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon- bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. 3. Securities with an aggregate market value of $1,159,051 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements. 4. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. 5. Security is linked to the Goldman Sachs Commodity Index. The index is composed of the future price of twenty-two different commodities in five main commodity groups (energy, agriculture, livestock, industrial metals and precious metals) in rough proportion to the value of their production in the world economy. 6. Security is linked to a "Commodity Option Basket." The basket is composed of options of seventeen different commodities in five main commodity groups (energy, agriculture, livestock, industrial metals and precious metals). 7. Represents the current interest rate for a variable rate security. 8. Security is linked to the Daiwa Physical Commodity Excess Return Index which is calculated in the same manner as the Daiwa Physical Commodity Index (DPCI), but with a Treasury bill rate of zero. The DPCI is a passively managed index showing the total return from holding unleveraged long positions in futures contracts of physical commodities. Nineteen commodity markets representing five major commodity industry groups are included in the calculation of the DPCI. These five major commodity groups are: grains, metals, energy, livestock and food/fiber. See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities August 31, 1997
--------------------------------------------------------------------------------


================================================================================
Assets
Investments, at value (cost $60,029,489)--
see accompanying statement                                         $ 61,556,833
--------------------------------------------------------------------------------
Cash                                                                     49,254
--------------------------------------------------------------------------------
Receivables:
Shares of beneficial interest sold                                    2,636,587
Interest and principal paydowns                                         609,717
--------------------------------------------------------------------------------
Deferred organization costs--Note 1                                      36,458
--------------------------------------------------------------------------------
Other                                                                     1,102
                                                                   ------------
Total assets                                                         64,889,951

================================================================================
Liabilities Payables and other liabilities:
Daily variation on futures contracts--Note 5                             49,464
Distribution and service plan fees                                       17,541
Transfer and shareholder servicing agent fees                            15,720
Shares of beneficial interest redeemed                                   13,640
Custodian fees                                                            6,665
Shareholder reports                                                       6,137
Other                                                                     5,221
                                                                   ------------
Total liabilities                                                       114,388

================================================================================
Net Assets                                                         $ 64,775,563
                                                                   ============

================================================================================
Composition of Net Assets
Paid-in capital                                                    $ 62,897,255
--------------------------------------------------------------------------------
Accumulated net investment income                                       537,526
--------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions               (274,569)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            1,615,351
                                                                   ------------
Net assets                                                         $ 64,775,563
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $37,687,452 and 3,655,410 shares of beneficial interest outstanding) $10.31 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price) $10.94

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,470,980 and 1,603,798 shares of beneficial interest outstanding) $10.27

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,616,100 and 1,034,992 shares of beneficial interest outstanding) $10.26

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,031 and 100 shares of beneficial interest outstanding) $10.31

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations For the Period Ended August 31, 1997(1)
--------------------------------------------------------------------------------


================================================================================
Investment Income
Interest                                                            $   789,466

================================================================================
Expenses
Management fees--Note 4                                                 130,525
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                  12,308
Class B                                                                  30,711
Class C                                                                  23,276
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                    40,346
--------------------------------------------------------------------------------
Registration and filing fees                                             15,382
--------------------------------------------------------------------------------
Shareholder reports                                                       7,888
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,665
--------------------------------------------------------------------------------
Legal and auditing fees                                                   1,419
--------------------------------------------------------------------------------
Trustees' fees and expenses                                                 471
--------------------------------------------------------------------------------
Other                                                                     6,188
                                                                    -----------
Total expenses                                                          275,179

================================================================================
Net Investment Income                                                   514,287

================================================================================
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments                                                            (204,721)
Closing of futures contracts                                            (68,371)
                                                                    -----------
Net realized loss                                                      (273,092)
--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation
on investments                                                        1,615,351
                                                                    -----------
Net realized and unrealized gain                                      1,342,259
================================================================================
Net Increase in Net Assets Resulting from Operations                $ 1,856,546
                                                                    ===========

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    Period Ended
                                                                    August 31,
                                                                    1997(1)
================================================================================
Operations
Net investment income                                               $   514,287
--------------------------------------------------------------------------------
Net realized loss                                                      (273,092)
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                 1,615,351
                                                                    -----------
Net increase in net assets resulting from operations                  1,856,546
================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial
interest transactions--Note 2:
Class A                                                              36,531,028
Class B                                                              16,023,891
Class C                                                              10,363,098
Class Y                                                                   1,000

================================================================================
Net Assets
Total increase                                                       64,775,563
--------------------------------------------------------------------------------
Beginning of period                                                          --
                                                                    -----------
End of period (including accumulated net investment
income of $537,526)                                                 $64,775,563
                                                                    ===========

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
See accompanying Notes to Financial Statements.

---------------------------------------------------------------------------------------------
Financial Highlights
---------------------------------------------------------------------------------------------

                                            Class A      Class B      Class C      Class Y
                                            ---------    ---------    ---------    ---------
                                            Period       Period       Period       Period
                                            Ended        Ended        Ended        Ended
                                            August 31,   August 31,   August 31,   August 31,
                                            1997(1)      1997(1)      1997(1)      1997(1)
=============================================================================================
Per Share Operating Data:
Net asset value, beginning of period        $ 10.00      $ 10.00      $ 10.00      $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                           .09          .07          .08         .20
Net realized and unrealized gain                .22          .20          .18         .11
                                            -------      -------      -------      -------
Total income from investment operations         .31          .27          .26         .31
---------------------------------------------------------------------------------------------
Net asset value, end of period              $ 10.31      $ 10.27      $ 10.26      $10.31
                                            =======      =======      =======      =======

=============================================================================================
Total Return, at Net Asset Value(2)            3.10%        2.70%        2.60%       3.10%

=============================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)    $37,687      $16,471      $10,616      $    1
---------------------------------------------------------------------------------------------
Average net assets (in thousands)           $18,361      $ 7,388      $ 5,599      $    1
---------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                          4.27%        3.35%        3.34%       4.75%
Expenses                                       1.74%        2.56%        2.56%       1.57%
---------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                    38.9 %       38.9 %       38.9 %      38.9 %

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997. 2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended August 31, 1997 were $31,032,770 and $5,519,569, respectively. See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. Oppenheimer Real Asset Fund is a mutual fund that seeks to provide total return as its investment objective. The Fund's investment adviser is OppenheimerFunds, Inc. (the Adviser). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (the Manager or Sub-Adviser), a wholly owned subsidiary of the Adviser. OFI owns 8.18% of the net assets of the Fund as of August 31, 1997. The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in commodity-linked structured notes whereby the market value and redemption price are linked to commodity indices. The structured notes are leveraged, which increases the Fund's exposure to commodities and increases the notes' volatility relative to the face value of the security. At August 31, 1997, the Fund owned such securities with a face amount of $24,250,000, which generated exposure to commodities of $74,274,362. Fluctuations in value of the security related to the commodity exposure are recorded as unrealized gains and losses in the accompanying financial statements. During the period ended August 31, 1997, the market value of these securities comprised an average of 40% of the Fund's net assets, and resulted in realized and unrealized gains of $1,335,377. The Fund also hedges a portion of the commodity exposure generated by these securities, as discussed in Note
5.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies (continued)
or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At August 31, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $187,000, which expires in 2005.
--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B, Class C and Class Y shares from net investment income annually. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Organization Costs. The Adviser advanced $37,476 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Adviser's initial investment in shares of the Fund is withdrawn during the amortization period, by any holder thereof, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
              During the period ended August 31, 1997, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended August 31, 1997, amounts have been reclassified to reflect an increase in accumulated net realized loss on investments of $1,477, an increase in accumulated net investment income of $23,239, and a decrease in paid-in capital of $21,762.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                 Period Ended August 31, 1997(1)
                                                 -------------------------------
                                                     Shares           Amount
--------------------------------------------------------------------------------
Class A:
Sold                                               4,102,350       $40,994,666
Redeemed                                            (446,940)       (4,463,638)
                                                   ---------       -----------
Net increase                                       3,655,410       $36,531,028
                                                   =========       ===========
--------------------------------------------------------------------------------
Class B:
Sold                                               1,629,263       $16,280,408
Redeemed                                             (25,465)         (256,517)
                                                   ---------       -----------
Net increase                                       1,603,798       $16,023,891
                                                   =========       ===========
--------------------------------------------------------------------------------
Class C:
Sold                                               1,071,035       $10,719,401
Redeemed                                             (36,043)         (356,303)
                                                   ---------       -----------
Net increase                                       1,034,992       $10,363,098
                                                   =========       ===========
--------------------------------------------------------------------------------
Class Y:
Sold                                                     100       $     1,000
                                                   ---------       -----------
Net increase                                             100       $     1,000
                                                   =========       ===========

1. For the period from March 31, 1997 (commencement of operations) to August 31, 1997.
================================================================================
3. Unrealized Gains and Losses on Investments

At August 31, 1997, net unrealized appreciation on investments of $1,527,344 was composed of gross appreciation of $1,889,980, and gross depreciation of $362,636.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates Management fees paid to the Adviser were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.0% of the first $200 million of average net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the Sub-Advisory Agreement, the Manager receives from the Adviser the following portions of the annual fees: 0.50% of the first $200 million of average net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of net assets in excess of $800 million.
              For the period ended August 31, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $437,358, of which $109,980 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Adviser, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $563,129 and $88,495, respectively, of which $7,968 was paid to an affiliated broker/dealer for Class B shares. During the period ended August 31, 1997, OFDI received contingent deferred sales charges of $847 and $1,580, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
              OppenheimerFunds Services (OFS), a division of the Adviser, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
              The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates (continued)
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class
B and Class C shares, determined as of the close of each regular business day. During the period ended August 31, 1997, OFDI retained $27,304 and $21,022, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of August 31, 1997, OFDI had incurred unreimbursed expenses of $711,823 for Class B and $90,693 for Class C.
================================================================================
5. Futures Contracts

The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may buy and sell commodity futures contracts, primarily to hedge the various commodity exposures inherent in its holdings of hybrid notes that are linked to commodity indices. The Fund may also buy or write put or call options on these futures contracts.
              The Fund generally sells futures contracts to hedge against increases in interest rates or decreases in commodity prices and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates or commodity prices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.
              Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
              Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
              At August 31, 1997, the Fund had outstanding futures contracts to sell debt securities and commodities as follows:



                                                                   Unrealized
                           Expiration  Number of  Valuation as of  Appreciation
                           Date        Contracts  August 31, 1997 (Depreciation)
--------------------------------------------------------------------------------
COMMODITIES
Agriculture
Cocoa                      9/97         4          $    68,680      $ (8,000)
Coffee                     12/97        2              134,925       (14,925)
Corn                       12/97        1               13,463           238
Cotton                     9/97         7              254,450         8,050
Soybean                    11/97        1               31,275          (525)
Sugar                      10/97       15              194,880           717
Wheat                      12/97       13              256,100        (8,938)

Energy
Crude Oil                  9/97        42              823,620        27,240
Natural Gas                10/97       35              949,900        (4,900)
Unleaded Gas               10/97       30              771,372       (16,002)

Industrial Metals
Copper                     12/97        5              124,125            --

Livestock
Lean Hogs                  10/97       12              338,160        16,560
Live Cattle                10/97       21              564,480        30,880

Precious Metals
Gold 100 oz                12/97       40            1,309,600        88,400
Silver                     12/97       11              257,675        13,025

INDICES
Goldman Sachs
Commodities Index          9/97        75            3,675,000       (33,750)

TREASURIES
U.S. Treasury Nts., 5 yr.  9/97         7              747,250       (10,063)
                                                   -----------      --------
                                                   $10,514,955      $ 88,007
                                                   ===========      ========




                                   APPENDIX

                      CORPORATE INDUSTRY CLASSIFICATIONS


Aerospace/Defense
Air Transportation
Auto Parts  Distribution
Automotive
Bank
Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable
Television
Chemicals
Commercial  Finance
Computer  Hardware
Computer Software
Conglomerates Consumer Finance Containers Convenience Stores Department
Stores Diversified Financial Diversified Media Drug Stores Drug Wholesalers Durable Household Goods Education Electric Utilities Electrical Equipment Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food

Gas Utilities
Gold

Health Care/Drugs Health Care/Supplies & Services Homebuilders/Real Estate Hotel/Gaming Industrial Services Information Technology Insurance Leasing & Factoring Leisure Manufacturing Metals/Mining Nondurable Household Goods Oil - Integrated Paper Publishing/Printing Railroads Restaurants Savings & Loans Shipping Special Purpose Financial Specialty Retailing Steel Supermarkets Telecommunications - Technology Telephone - Utility Textile/Apparel Tobacco Toys Trucking Wireless Services

INVESTMENT ADVISER
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048

DISTRIBUTOR
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048

TRANSFER AND SHAREHOLDER SERVICING AGENT
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
      The Bank of New York
      One Wall Street
      New York, NY 10015

INDEPENDENT AUDITORS
      KPMG Peat Marwick LLP
      707 Seventeenth Street
      Denver, Colorado 80202

LEGAL COUNSEL
      Gordon Altman Butowsky Weitzen Shalov & Wein
      114 West 47th Street
      New York, New York  10036








 270SAI


                            OPPENHEIMER GROWTH FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     (1) Financial Highlights (see Part A, Prospectus):  Filed herewith.

     (2) Report of Independent Auditors (see Part B, Statement of Additional Information): Filed herewith.

     (3) Statement of Investments at 8/31/97 (see Part B): Filed herewith.

     (4) Statement of Assets and Liabilities at 8/31/97 (see Part B): Filed herewith.

     (5) Statement of Operations at 8/31/97 (see Part B): Filed herewith.

     (6) Statement of Changes in Net Assets for the year ended 8/31/97 (see Part
B): Filed herewith.


     (7) Notes to Financial Statements (see Part B): Filed herewith.

(b)   EXHIBITS

     (1) Amended and Restated  Declaration of Trust dated as of October 1, 1995:
Previously filed with Post-Effective Amendment No. 49, 10/27/95, to Registrant's Registration Statement and incorporated herein by reference.

     (2) By-Laws (amended as of 8/6/87): Previously filed with Registrant's Post-Effective Amendment No. 30, 10/28/88, refiled with Post-Effective Amendment No. 45 to Registrant's Registration Statement, 8/22/94 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (3) Not applicable.


     (4) (i)  Specimen  Share  Certificate  for  Registrant's  Class A Shares:

Previously   filed  with   Post-Effective   Amendment  No.  50,  11/1/96,   to
Registrant's Registration
Statement and incorporated herein by reference.

         (ii) Specimen  Share  Certificate  for  Registrant's  Class B Shares:

Previously   filed  with   Post-Effective   Amendment  No.  50,  11/1/96,   to
Registrant's Registration
Statement and incorporated herein by reference.

         (iii)Specimen  Share  Certificate  for  Registrant's  Class C Shares:

Previously   filed  with   Post-Effective   Amendment  No.  50,  11/1/96,   to
Registrant's Registration
Statement and incorporated herein by reference.

         (iv) Specimen  Share  Certificate  for  Registrant's  Class Y Shares:

Previously   filed  with   Post-Effective   Amendment  No.  50,  11/1/96,   to
Registrant's Registration
Statement and incorporated herein by reference.


     (5) (i) Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective Amendment No. 35, 11/1/90, refiled with Post-Effective Amendment No. 45 to Registrant's Registration Statement, 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


         (ii) Amendment to Investment Advisory Agreement dated November 1, 1996:
Previously filed with Registrant's Post-Effective Amendment No. 50, 11/1/96, to Registrant's Registration Statement and incorporated herein by reference.


     (6) (i) General Distributor's Agreement dated December 10, 1992: Previously
filed  with  Post-Effective  Amendment  No.  41  to  Registrant's   Registration
Statement, 7/30/93, and incorporated herein by reference.

         (ii) Form of Oppenheimer  Funds  Distributor,  Inc. Dealer Agreement:
Filed with Post-
Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc.

(Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

         (iii)Form of Oppenheimer  Funds  Distributor,  Inc. Broker Agreement:
Filed with Post-
Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc.
(Reg. No. 33-17850), 9/30/94, and incorporated herein by  reference.

         (iv) Form of Oppenheimer  Funds  Distributor,  Inc. Agency Agreement:
Filed with Post-
Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc.
(Reg. No. 33-17850), 9/30/94, and incorporated herein by  reference.

         (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge
Securities dated 10/1/86: Filed with Post-Effective Amendment No. 25 to Registrant's Registration
Statement, 11/1/86, refiled with Post-Effective Amendment No. 45 to Registrant's Registration
Statement, 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (7) Retirement Plan for Non-Interested Trustees, 6/7/90: Previously filed with Post-Effective
Amendment No. 30 to Registrant's Registration Statement, 10/28/88, refiled with Post-Effective
Amendment No. 45 to Registrant's Registration Statement,  8/22/94, pursuant to
Item 102 of
Regulation S-T, and incorporated herein by reference.

     (8)  Custodian  Agreement  with The Bank of New York dated  August 5, 1992:
Previously   filed  with   Post-Effective   Amendment  No.  44  to  Registrant's
Registration Statement, 3/31/94, and incorporated herein by reference.

     (9) Not applicable.

     (10)Opinion and Consent of Counsel dated 10/4/85: Previously filed with Post-Effective
Amendment No. 30 to Registrant's Registration Statement, 10/28/88, refiled with Post-Effective
Amendment No. 45 of Registrant's Registration Statement,  8/22/94, pursuant to
Item 102 of
Regulation S-T, and incorporated herein by reference.

     (11)Independent Auditors' Consent: Filed herewith.

     (12)Not applicable.

     (13)Not applicable.

     (14)(i)  Form of  Individual  Retirement  Account  Plan (IRA)  Agreement:
Previously filed
with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S.
Government Trust (File No. 2-76645), 8/25/93, and incorporated herein by reference.

         (ii) Form of prototype Standardized and Non-Standardized Profit-Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations:
Previously filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (File No. 33-6614), 1/19/95, and incorporated herein by reference.

         (iii)Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Filed with Post-Effective Amendment No. 47 to
Registrant's Registration Statement, 10/21/94, and incorporated herein by reference.

         (iv) Form of Simplified Employee Pension IRA: Previously filed with Post-Effective
Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (File No.
33-6614), 1/19/95, and incorporated herein by reference.

         (v) Form of SAR-SEP Simplified Employee Pension IRA: Previously filed with Post-
Effective Amendment No. 19 to the Registration Statement for Oppenheimer Integrity Funds (File

No. 2-76547), 3/1/94, and incorporated herein by reference.

         (vi) Form  of  Prototype  401(k)  plan:  Filed  with   Post-Effective
Amendment No. 7 to the
Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378),
9/28/95, and incorporated herein by reference.

     (15)(i) Class A Service Plan and Agreement dated July 1, 1993: Previously filed with Post- Effective Amendment No. 41 to Registrant's Registration Statement, 7/30/93, and incorporated herein by reference.

         (ii) Class B Distribution and Service Plan and Agreement dated February 10, 1994: Previously filed with Post-Effective Amendment No. 45 to Registrant's Registration Statement, 8/22/94, and incorporated herein by reference.

         (iii)Class C Distribution and Service Plan: Previously filed with Registrant's Post-
Effective Amendment No. 49, 10/27/95, to Registrant's Registration Statement and incorporated herein by reference.

     (16)Performance Data Computation Schedule: Filed herewith.

     (17)(i)  Financial Data Schedule for Class A Shares: Filed herewith.

         (ii) Financial Data Schedule for Class B Shares: Filed herewith.

         (iii)Financial Data Schedule for Class C Shares: Filed herewith.

         (iv) Financial Data Schedule for Class Y Shares: Filed herewith.

     (18)OppenheimerFunds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Filed with
Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-
Exempt  Fund  (Reg.  No.  33-23566),   11/1/95,  and  incorporated  herein  by
reference.


     -- Power of Attorney for Bridget A. Macaskill: Previously filed with Post-Effective
Amendment  No.  50,  11/1/96,  to  Registrant's   Registration  Statement  and
incorporated herein by
reference.


     -- Powers of Attorney signed by Registrant's Trustees: Previously filed with Post-Effective
Amendment  No.  41  to  Registrant's  Registration  Statement,   7/30/93,  and
incorporated herein by
reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES
                                Number of Record
                                  Holders as of

TITLE OF CLASS                            NOVEMBER 1, 1997
Class A shares of beneficial interest      93,541
Class B shares of beneficial interest      33,701
Class C shares of beneficial interest        2,941
Class Y shares of beneficial interest               3

ITEM 27. INDEMNIFICATION

     Reference is made to paragraphs (c) through (g) of Section 12 of Article SEVENTH of Registrant's Declaration of Trust filed as Exhibit (b)(1) to the Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

     (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

NAME AND CURRENT POSITION

WITH                             OTHER BUSINESS AND
OPPENHEIMERFUNDS, INC. ("OFI")

                                 CONNECTIONS DURING THE PAST TWO YEARS

Mark J.P. Anson,
Vice President                   Vice  President  of  Oppenheimer  Real  Asset
                                 Management, Inc.
                                 ("ORAMI");  formerly Vice President of Equity
                                 Derivatives at
                                 Salomon Brothers, Inc.

Peter M. Antos,

Senior Vice President            An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds; a Chartered Financial Analyst;  Senior
                                 Vice President of
                                 HarbourView Asset Management Corporation
                                 ("HarbourView");  prior to March, 1996 he was
                                 the senior
                                 equity  portfolio  manager  for the  Panorama
                                 Series Fund, Inc.
                                 (the  "Company")  and other  mutual funds and
                                 pension funds
                                 managed  by G.R.  Phelps &  Co.  Inc.  ("G.R.
                                 Phelps"), the
                                 Company's former  investment  adviser,  which
                                 was a subsidiary
                                 of   Connecticut    Mutual   Life   Insurance
                                 Company; was also
                                 responsible  for  managing  the common  stock
                                 department and
                                 common  stock   investments   of  Connecticut
                                 Mutual Life
                                 Insurance Co.


Lawrence Apolito,
Vice President                   None.

Victor Babin,
Senior Vice President            None.

Bruce Bartlett,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer

                                 funds.  Formerly a Vice  President
                                 and Senior
                                 Portfolio   Manager   at  First  of   America

                                 Investment Corp.


 Kathleen Beichert
Assistant Vice President         None .

 Rajeev Bhaman,
Vice President                   Formerly  Vice  President   (January  1992  -
                                 February, 1996) of
                                 Asian  Equities  for  Barclays  de Zoete Wedd





,

Inc.

Robert J. Bishop,

Vice President

                                             Vice  President  of  Mutual  Fund
                                 Accounting (since
                                 May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of OFI/Mutual Fund Accounting
                                 (April 1994-May 1996), and a Fund Controller for
                                                                         OFI.

George C. Bowen,
Senior Vice
President & Treasurer



                                                               Vice  President
                                 (since June 1983)
                                 and Treasurer (since March 1985) of OppenheimerFunds
                                 Distributor, Inc. (the "Distributor"); Vice President (since
                                 October  1989)  and  Treasurer  (since  April
                                 1986) of
                                 HarbourView; Senior Vice President (since February 1992),
                                 Treasurer (since July 1991)and a director (since December
                                 1991) of Centennial; President, Treasurer and a director of
                                 Centennial  Capital  Corporation  (since June
                                 1989);  Vice
                                 President and Treasurer (since August 1978) and Secretary
                                 (since April 1981) of Shareholder Services, Inc. ("SSI"); Vice
                                 President, Treasurer and Secretary of Shareholder Financial
                                 Services,   Inc.   ("SFSI")  (since  November
                                 1989); Treasurer of
                                 Oppenheimer Acquisition Corp. ("OAC") (since June 1990);
                                 Treasurer of Oppenheimer Partnership Holdings, Inc. (since
                                 November 1989);  Vice President and Treasurer

                                  of

                                 ORAMI (since July 1996); Chief Executive Officer, Treasurer and a director of
                                 MultiSource Services, Inc. , a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                   None.

Susan Burton,

Assistant Vice President         None.


 Adele Campbell,
Assistant  Vice President

 & Assistant
 Treasurer: Rochester DFormerly    Assistant   Vice   President   of
                                 Rochester Fund Services,
                                 Inc.

Michael Carbuto,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

Ruxandra Chivu,
Assistant Vice President         None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division               None.


O. Leonard Darling,

Executive                        Vice   President   Trustee  (1993  present)  of
                                 Awhtolia College - Greece.


Robert A. Densen,
Senior Vice President            None.


Sheri Devereux,
Assistant Vice President         None.


Robert Doll, Jr., Executive

Vice President  & Director    An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer

                                 funds.

John Doney,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director





                                                    Executive  Vice  President
                                 (since September
                                 1993), and a director (since January 1992) of the Distributor;
                                 Executive   Vice   President,



                                                                       General
                                 Counsel and a director
                                 of HarbourView, SSI, SFSI and Oppenheimer Partnership
                                 Holdings, Inc. since (September 1995) and MultiSource
                                 Services,  Inc.







                                                  (a   broker-dealer)   (since
                                 December 1995);
                                 President and a director of Centennial (since September 1995);
                                 President and a director of ORAMI (since July 1996);

                                 General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OppenheimerFunds International, Ltd. ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.


George Evans,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.


Edward Everett,
Assistant Vice President         None.


Scott Farrar,

Vice President                   Assistant  Treasurer  of

                                                       Oppenheimer  Millennium
                                 Funds plc
                                 (since October 1997); an officer of other Oppenheimer funds;
                                 formerly an Assistant Vice President of OFI/Mutual Fund
                                 Accounting (April 1994-May 1996), and a Fund Controller for
                                 OFI.

Leslie A. Falconio,
Assistant Vice President         None.


Katherine P. Feld,

Vice President and Secretary     Vice     President     and    Secretary    of
                                                  the
                                 Distributor       ;  Secretary of HarbourView

                                                            ,      MultiSource
                                                and
                                 Centennial                                  ;
                                 Secretary, Vice
                                 President and Director of Centennial Capital Corporation; Vice
                                 President and Secretary of ORAMI.


Ronald H. Fielding,
Senior
 Vice President; Chairman:

Rochester Division               An   officer,   Director   and/or   portfolio
                                 manager of certain
                                 Oppenheimer  funds            ;  Presently he
                                 holds the
                                 following  other  positions:  Director (since
                                 1995) of ICI Mutual
                                 Insurance  Company;  Governor (since 1994) of
                                 St. John's
                                 College;  Director  (since 1994 - present) of
                                 International
                                 Museum  of   Photography  at  George  Eastman
                                 House; Director
                                 (since  1986) of GeVa  Theatre.  Formerly  he
                                 held the following
                                 positions:  formerly,  Chairman  of the Board
                                 and Director of
                                 Rochester Fund  Distributors,  Inc. ("RFD") ;
                                 President and
                                 Director  of  Fielding   Management  Company,
                                 Inc. ("FMC") ;
                                 President  and Director of Rochester  Capital
                                 Advisors, Inc.
                                 ("RCAI") ;   Managing  Partner  of  Rochester
                                 Capital Advisors,
                                 L.P.,  President  and  Director of  Rochester
                                 Fund Services, Inc.
                                 ("RFS") ;    President    and   Director   of
                                 Rochester Tax Managed
                                 Fund,   Inc.;   Director  (1993  -  1997)  of
                                 VehiCare Corp.; Director
                                 (1993 - 1996) of VoiceMode.


John Fortuna,
Vice President                   None.


Patricia Foster,

Vice President                   Formerly  she held the  following  positions:
                                 An officer of
                                 certain   Oppenheimer   funds  (May,  1993  -
                                 January, 1996);
                                 Secretary   of  Rochester
                                 Capital Advisors,

                                  Inc.
                                 and  General  Counsel  (June,  1993 - January
                                 1996) of Rochester
                                 Capital Advisors, L.P.

Jennifer Foxson,
Assistant Vice President         None.

Paula C. Gabriele,
Executive Vice President         Formerly,  Managing Director  (1990-1996) for
                                 Bankers Trust
                                 Co.


Robert G. Galli,

Vice Chairman                    Trustee  of the  New  York-based  Oppenheimer
                                 Funds






                                                    .  Formerly Vice President
                                 and General
                                 Counsel of Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                   None.

Alan Gilston,
Vice President                   Formerly Vice President for Schroder  Capital
                                 Management
                                 International.

Jill Glazerman,

Assistant Vice President         None.


 Jeremy Griffiths,
 Chief Financial Officer
                                 Currently   a  Member   and   Fellow  of  the
                                 Institute of Chartered
                                 Accountants;   formerly  an  accountant   for
                                 Arthur Young
                                 (London, U.K.).





 Robert Grill,
Vice President                   Formerly

                                                               Marketing  Vice
                                 President for
                                 Bankers Trust Company (1993-1996); Steering Committee
                                 Member, Subcommittee Chairman for American Savings
                                 Education Council (1995-1996).


Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly Vice President of Fixed Income Portfolio Management at Bankers Trust.


Elaine T. Hamann,
Vice President                   Formerly Vice  President  (September,  1989 -
                                 January, 1997) of
                                 Bankers Trust Company.

Glenna Hale,
Director of Investor Marketing Formerly, Vice President (1994-1997) of Retirement Plans Services for OppenheimerFunds Services.

Thomas B. Hayes,
Assistant Vice President         None.


Barbara Hennigar,
Executive

Vice  President
and
Chief Executive Officer
of
OppenheimerFunds Services,
a division of the Manager President and Director of SFSI; President and Chief executive Officer of SSI.

Dorothy Hirshman,                None.
Assistant Vice President


Alan Hoden,
Vice President                   None.

Merryl Hoffman,
Vice President                   None.


Nicholas Horsley,
Vice President                   Formerly   a  Senior   Vice   President   and
                                 Portfolio Manager for
                                 Warburg,     Pincus     Counsellors,     Inc.
                                 (1993-1997), Co-manager
                                 of  Warburg,  Pincus  Emerging  Markets  Fund
                                 (12/94 - 10/97),
                                 Co-manager   Warburg,    Pincus   Institutional
                                 Emerging   Markets  Fund  -  Emerging   Markets
                                 Portfolio (8/96 - 10/97),  Warburg Pincus Japan
                                 OTC  Fund,   Associate   Portfolio  Manager  of
                                 Warburg  Pincus   International   Equity  Fund,
                                 Warburg    Pincus    Institutional    Fund    -
                                 Intermediate  Equity  Portfolio,   and  Warburg
                                 Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President         None.

Richard Hymes,
Assistant Vice President         None.

Jane Ingalls,

Vice President                   None.

Byron Ingram,
Assistant Vice President

 None.


Ronald Jamison,
Vice President                   Formerly   Vice   President   and   Associate
                                 General Counsel at
Prudential Securities, Inc.

Frank Jennings,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer

                                 funds;   formerly,   a   Managing
                                 Director of Global
                                 Equities at Paine Webber's  Mitchell Hutchins

                                 division.

Thomas W. Keffer,

Senior Vice President            Formerly  Senior  Managing  Director  (1994 -
                                 1996) of Van Eck

                                 Global.

Avram Kornberg,

Vice President                    None.

Joseph Krist,
Assistant Vice President          None.

 Paul LaRocco,

Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer

                                 funds;   formerly,  a  Securities
                                 Analyst for Columbus

                                 Circle Investors.

Michael Levine,
Assistant Vice President         None.


Shanquan Li,
Vice President                   Director  of  Board  (since  2/96),   Chinese
                                 Finance Society;
                                 formerly,   Chairman  (11/94-2/96),   Chinese
                                 Finance Society;
                                 and  Director   (6/94-6/95),   Greater  China
                                 Business Networks.


Stephen F. Libera,

Vice President                   An officer  and/or  portfolio  manager    for
                                 certain
                                 Oppenheimer  funds;  a  Chartered   Financial
                                 Analyst; a Vice
                                 President  of  HarbourView;  prior to  March
                                 1996       , the
                                 senior bond  portfolio  manager for  Panorama
                                 Series Fund  Inc.,
                                 other  mutual  funds  and  pension   accounts
                                 managed by G.R.
                                 Phelps;      also  responsible  for  managing
                                 the public fixed-
                                 income  securities  department at Connecticut
                                 Mutual Life
                                 Insurance Co.


Mitchell J. Lindauer,
Vice President                   None.


David Mabry,
Assistant Vice President         None.

Steve Macchia,
Assistant Vice President         None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                     Chief  Executive   Officer  (since  September
                                 1995); President and
                                 director  (since  June 1991) of  HarbourView;
                                 Chairman and a
                                 director  of SSI  (since  August  1994),  and
                                 SFSI (September
                                 1995);  President  (since September 1995) and
                                 a director  (since
                                 October  1990)  of  OAC;   President   (since
                                 September 1995)
                                 and  a  director  (since  November  1989)  of
                                 Oppenheimer
                                 Partnership   Holdings,   Inc.,   a   holding
                                 company subsidiary  of
                                 OFI; a director of ORAMI  (since July 1996) ;
                                 President and a
                                 director  (since  October  1997) of OFIL,  an
                                 offshore fund
                                 manager  subsidiary  of OFI  and  Oppenheimer
                                 Millennium
                                 Funds plc  (since  October  1997);  President
                                 and a director of
                                 other  Oppenheimer  funds;  a director of the
                                 NASDAQ Stock
                                 Market,  Inc. and of  Hillsdown  Holdings plc
                                 (a U.K. food
                                 company);    formerly   an   Executive   Vice
                                 President of OFI.

Wesley Mayer,
Vice President                   Formerly  Vice  President  (January,  1995  -
                                 June, 1996) of
                                 Manufacturers Life Insurance Company.

Loretta McCarthy,
Executive Vice President         None.


Kevin McNeil,




Vice PreTreasurer (September, 1994 - present) for the Martin Luther King Multi-Purpose Center (non-profit community organization); Formerly Vice President




 (January, 1995 - April, 1996) for Lockheed Martin IMS.

Tanya Mrva,
Assistant Vice President         None.


Lisa Migan,

Assistant Vice President        None.


Robert J. Milnamow,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly a Portfolio Manager (August, 1989 August, 1995) with Phoenix Securities Group.


Denis R. Molleur,
Vice President                   None.


Linda Moore,
Vice President                   Formerly,     Marketing     Manager     (July
                                 1995-November 1996) for
                         Chase Investment Services Corp.

Tanya Mrva,
Assistant Vice President         None.


Kenneth Nadler,
Vice President                   None.

David Negri,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.

Barbara Niederbrach,
Assistant Vice President         None.

Robert A. Nowaczyk,
Vice President                   None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division               None.

Gina M. Palmieri,
Assistant Vice President         None.


Robert E. Patterson,
Senior Vice President            An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.

John Pirie,

Assistant Vice President         Formerly,   a  Vice   President  with  Cohane
                                 Rafferty Securities,

                                 Inc.

Tilghman G. Pitts III,
Executive Vice President

and Director                     Chairman and Director of the Distributor.


Jane Putnam,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.



Russell Read,
 Senior Vice President
                                 Formerly a consultant for Prudential Insurance on behalf of the General Motors Pension Plan.


Thomas Reedy,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer

                                 funds;   formerly,  a  Securities
                                 Analyst for the

                                 Manager.

David Robertson,
Vice President                   None.

Adam Rochlin,

Vice President

                                  None.

Michael S. Rosen

Vice President; President,
Rochester                        Division An officer and/or portfolio manager of
                                 certain  Oppenheimer  funds;   Formerly,   Vice
                                 President (June, 1983
                                 - January, 1996)
                                 of RFS,  President  and  Director of RFD;  Vice
                                 President and Director of FMC; Vice President and director of RCAI; General Partner of RCA;
                                 Vice  President  and Director of Rochester  Tax
                                 Managed Fund Inc.



Richard H. Rubinstein,
Senior Vice President            An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds;  formerly Vice President and Portfolio
                                 Manager/Security
                                 Analyst for Oppenheimer Capital Corp., an investment adviser.

Lawrence Rudnick,

Assistant Vice President
                                  None.


James Ruff,
Executive Vice President         None.


Valerie Sanders,
Vice President                   None.


Ellen Schoenfeld,
Assistant Vice President         None.

Stephanie Seminara,

Vice President                   Formerly,    Vice   President   of   Citicorp
                                 Investment Services.

 Richard Soper,



 Vice President         None.


Nancy Sperte,
Executive Vice President         None.

Donald W. Spiro,

Chairman Emeritus and Director   Vice   Chairman   and   Trustee  of  the  New
                                 York-based
                                 Oppenheimer Funds; formerly Chairman of the Manager and

                                 the Distributor.


Richard A. Stein,
Vice President: Rochester DivisioAssistant  Vice  President  (since  1995)  of
                                 Rochester Capitol
                                 Advisors, L.P.


Arthur Steinmetz,
Senior Vice President            An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.

Ralph Stellmacher,
Senior Vice President            An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.

John Stoma,
Senior Vice
President, Director
Retirement Plans                 Formerly   Vice   President  of  U.S.   Group
                                 Pension Strategy and
                        Marketing for Manulife Financial.

Michael C. Strathearn,

Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds; a Chartered  Financial Analyst; a Vice
                                 President of
                                 HarbourView;  prior to March  1996       , an
                                 equity portfolio
                                 manager for Panorama Series Fund, Inc. and other mutual funds and pension accounts managed by G.R.

                                 Phelps.

James C. Swain,
Vice Chairman of the Board       Chairman,   CEO  and  Trustee,   Director  or
                                 Managing Partner of
                                 the    Denver-based     Oppenheimer    Funds;
                                 President and a
                                 Director
of Centennial; formerly President and Director of OAMC, and Chairman of the Board of SSI.

James Tobin,
Vice President                   None.

Jay Tracey,

Vice President





                                                 An officer  and/or  portfolio
                                 manager of certain
                                 Oppenheimer    funds;    formerly    Managing
                                 Director of
                                 Buckingham Capital Management.


Gary Tyc,
Vice President,

Assistant
Secretary and
 Assistant Treasurer             Assistant  Treasurer of the  Distributor  and
                                 SFSI.

Ashwin Vasan,
Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.




Dorothy Warmack,

Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds.


Jerry  Webman,
Senior Vice President            Director of New York-based  tax-exempt  fixed
                                 income
                                 Oppenheimer  funds; Formerly,  Managing
                                 Director and
                                 Chief Fixed Income  Strategist  at Prudential

                                 Mutual Funds.

Christine Wells,
Vice President                   None.


Joseph Welsh,
Assistant Vice President         None.


Kenneth B. White,

Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds; a Chartered  Financial  Analyst;  Vice
                                 President of
                                 HarbourView;  prior to March  1996       , an
                                 equity portfolio
                                 manager for Panorama Series Fund, Inc. and other mutual funds and pension funds managed by G.R.

                                 Phelps.

William L. Wilby,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,

Vice President                   An  officer  and/or   portfolio   manager  of
                                 certain Oppenheimer
                                 funds;  Vice  President of  Centennial;  Vice
                                 President, Finance
                                 and  Accounting  and  member  of the Board of
                                 Directors of the
                                 Junior  League  of  Denver,  Inc.;  Point  of
                                 Contact: Finance
                                 Supporters   of   Children;   Member  of  the
                                 Oncology Advisory
                                 Board of the  Childrens  Hospital;  Member of
                                 the Board of
                                 Directors   of   the   Colorado   Museum   of
                                 Contemporary Art.

Caleb Wong,
Assistant Vice President         None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                                    Assistant  Secretary of

                                 SSI (since May 1985), and SFSI (since November 1989);
                                 Assistant  Secretary of           Oppenheimer
                                 Millennium
                                 Funds plc (since October 1997); an officer of other
                                 Oppenheimer        funds.

Jill Zachman,
Assistant Vice President:
Rochester Division               None.


Arthur J. Zimmer,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

     The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based
Oppenheimer  Funds and the  Oppenheimer/Quest  Rochester
Funds, as set forth

below:

     NEW YORK-BASED OPPENHEIMER FUNDS


     Oppenheimer  Multiple Strategies Fund


     Oppenheimer California Municipal Fund


     Oppenheimer Capital Appreciation Fund


     Oppenheimer Discovery Fund


     Oppenheimer Enterprise Fund


     Oppenheimer Global Fund

     Oppenheimer Global Growth & Income Fund

     Oppenheimer Gold & Special Minerals Fund

     Oppenheimer Growth Fund

     Oppenheimer International Growth Fund

     Oppenheimer Money Market Fund, Inc.

     Oppenheimer Multi-Sector Income Trust

     Oppenheimer Multi-State Municipal Trust


     Oppenheimer New York Municipal Fund




     Oppenheimer Series Fund, Inc.


     Oppenheimer Municipal Bond Fund

     Oppenheimer U.S. Government Trust

     Oppenheimer World Bond Fund


     Oppenheimer Developing Markets Fund

     Oppenheimer International Small Company Fund


     QUEST/ROCHESTER FUNDS

     Oppenheimer Quest Global Value Fund, Inc.

     Oppenheimer Quest Value Fund, Inc.

     Oppenheimer Quest For Value Funds

     Oppenheimer Quest Capital Value Fund, Inc.

     Oppenheimer Bond Fund For Growth

     Oppenheimer Mid Cap Fund

     Rochester Fund Municipals

     Limited Term New York Municipal Fund



     DENVER-BASED OPPENHEIMER FUNDS


     Oppenheimer Cash Reserves


     Centennial America Fund, L.P.

     Centennial California Tax Exempt Trust

     Centennial Government Trust

     Centennial Money Market Trust

     Centennial New York Tax Exempt Trust

     Centennial Tax Exempt Trust

     Daily Cash Accumulation Fund, Inc.


      The New York Tax-Exempt Income Fund, Inc.


     Oppenheimer Champion Income Fund

     Oppenheimer Equity Income Fund

     Oppenheimer High Yield Fund

     Oppenheimer Integrity Funds

     Oppenheimer International Bond Fund

     Oppenheimer Limited-Term Government Fund

     Oppenheimer Main Street Funds, Inc.


     Oppenheimer Strategic Income Fund


     Oppenheimer Municipal Fund

     Oppenheimer Total Return Fund, Inc.

     Oppenheimer Variable Account Funds

     Panorama Series Fund, Inc.



  Oppenheimer Real
Asset Fund


     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest
Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer
Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New

York, New York 10048-0203.


     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80012.

     The address of  MultiSource  Services,  Inc.

 is 1700 Lincoln Street, Denver, Colorado  80203.


     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625- 2807.

ITEM 29. PRINCIPAL UNDERWRITER


     (a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.


     (b) The directors and officers of the Registrant's principal underwriter are:

NAME & PRINCIPAL                POSITIONS & OFFICES        POSITIONS & OFFICES
BUSINESS ADDRESS                WITH UNDERWRITER           WITH REGISTRANT


 George C. BVice President and
                                Vice President and

 Treasurer     Treasurer of the Oppenheimer funds.


Julie Bowers                    Vice President             None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                Vice President             None
1940 Cotswold Drive
Orlando, FL 32825


Maryann Bruce(2)               Senior Vice President;    None
                                Director: Financial
                                Institution  Division


Robert Coli                     Vice President             None
12 White Tail Lane
Bedminster, NJ 07921


Ronald T. Collins               Vice President             None
710-3 E. Ponce  de Leon Ave.

Decatur, GA  30030


 William Coughlin           Vice President             None
 542 West Surf - #2N
 Chicago, IL  60657

 Mary Crooks(1)

E. Drew Devereaux(3)            Assistant Vice President   None




Rhonda Dixon-Gunner(1)                 Assistant      Vice
President

                                None


Andrew John Donohue(2)         Executive Vice             Secretary of the
                                    President
 & Director          Oppenheimer

                                 funds.


Wendy H. Ehrlich                Vice President             None
4 Craig Street
Jericho, NY 11753

Kent Elwell                     Vice President             None
41 Craig Place
Cranford, NJ  07016


Todd Ermenio                    Vice President             None
11011 South Darlington
Tulsa, OK  74137


John Ewalt                      Vice President             None
2301 Overview Dr. NE
Tacoma, WA 98422


George Fahey                    Vice President             None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)            Vice President             None
                                & Secretary

Mark Ferro                      Vice President             None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding(3) Vice President
 None

Reed F. Finley                  Vice President              None
 1657 Graefield

Birmingham, MI  48009


Wendy Fishler(2)               Vice President             None


Ronald R. Foster                Senior Vice President      None
 11339 Avant Lane

Cincinnati, OH 45249


Patricia Gadecki                Vice President             None
 950 First St., S.
 Suite 204
Winter Haven, FL  33880


Luiggino Galleto                Vice President             None
10239 Rougemont Lane
Charlotte, NC 28277


Mark Giles                      Vice President             None
5506 Bryn Mawr

Dallas, TX 75209


Ralph Grant(2)                 Vice President/National    None
                                Sales Manager



Sharon Hamilton                 Vice President             None
720 N. Juanita Ave.,#1

Redondo Beach, CA 90277


Byron Ingram(2)                 Assistant Vice President   None

Mark D. Johnson                 Vice President             None
                        129 Girard Place
 Kirkwood, MO 63105

Michael Keogh(2)               Vice President             None


Richard Klein                   Vice President             None
4820 Fremont Avenue So.
Minneapolis, MN 55409


                                   Daniel Krause           Vice President
                                None
 13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)                  Assistant Vice President   None

Todd Lawson                     Vice President             None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang                Senior Vice President      None
23 Fox Trail

Lincolnshire, IL 60069

Dawn Lind                       Vice President             None
7 Maize Court

Melville, NY 11747

James Loehle                    Vice President             None
30 John Street
Cranford, NJ  07016


Todd Marion                     Vice President             None
21 N. Passaic Avenue
Chatham, N.J. 07928

Marie Masters                   Vice President             None
520 E. 76th Street
New York, NY  10021


John McDonough                  Vice President             None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854


 Tanya MrvaAssistant Vice President    None




Laura MulhSenior Vice President      None

Charles Murray                  Vice President             None
 18 Spring Lake Drive
 Far Hills, NJ 07931

Wendy Murray                    Vice President             None
 32 Carolin Road
 Upper Montclair, NJ 07043

Chad V. Noel                    Vice President             None
3238 W. Taro Lane
Phoenix, AZ  85027


Joseph Norton                   Vice President             None
2518 Fillmore Street


San Francisco, CA  94115


Patrick Palmer                  Vice President             None
958 Blue Mountain Cr.
West Lake Village, CA 91362


Kevin Parchinski                Vice President             None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne                   Vice President              None
 3530 Providence  Plantation
Way
Charlotte, NC   28270


Gayle Pereira                   Vice President             None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit               Vice President             None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                   Vice President             None
1777 Larimer St. #807
Denver, CO  80202


Tilghman G. Pitts, III(2)      Chairman & Director        None

Elaine Puleo(2)                Vice President             None



Minnie Ra                       Vice President             None
 895 Thirty-First Ave.

San Francisco, CA  94121

Michael Raso                    Vice President             None
 16 N. Chatsworth Ave.
Apt.  301
Larchmont, NY  10538

John C. Reinhardt(3)          Vice President             None

Douglas Rentschler              Vice President             None
867 Pemberton
Grosse Pointe Park, MI  48230

Ian Robertson                   Vice President             None
4204 Summit  Wa

Marietta, GA 30066


Michael S. Rosen(3)      Vice President
              None


Kenneth Rosenson                Vice President             None
3802 Knickerbocker Place

Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                  President                  None


Timothy Schoeffler              Vice President             None
1717 Fox Hall Road

Washington, DC   77479




Michael Sciortino               Vice President             None
 785 Beau Chene Drive
 Mandeville, LA  70471

Robert Shore                    Vice President             None
26 Baroness Lane

Laguna Niguel, CA 92677


George Sweeney                  Vice President             None
1855 O'Hara Lane
Middletown, PA 17057

Andrew Sweeny                   Vice President             None
5967 Bayberry Drive
Cincinnati, OH 45242


Scott McGregor Tatum            Vice President             None
7123 Cornelia Lane
Dallas, TX  75214


David G. Thomas                 Vice President




None
8116 Arlingon Blvd.
#123
Falls Church, VA 22042

Philip St. John Trimble         Vice President             None
2213 West Homer

Chicago, IL 60647


Sarah Turpin                    Vice President             None
2735 Dover Road
Atlanta, GA  30327

Gary Paul Tyc(1)  Assistant Treasurer        None

Mark Stephen Vandehey(1Vice President             None

 Marjorie WilliVice President             None
 6930 East Ranch Road
 Cave Creek, AZ  85331

(1) 6803 South Tucson Way, Englewood, Colorado 80112

(2) Two World Trade Center, New York, NY 10048-0203




(3) 350 Linden Oaks, Rochester, NY  14625-2807



     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of November, 1997.


                              OPPENHEIMER GROWTH FUND


                            /s/ Bridget A. Macaskill



By:_______________________________*
                                    Bridget A. Macaskill, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURES                       TITLE                     DATE



 Chairman of the  November 26, 1997
/S/ LEON LEVY*                   Board of Trustees
Leon Levy
                                 President,
                                 Principal Executive       November 26, 1997
/S/ BRIDGET A. MACASKILL*        Officer and Trustee

Bridget A. Macaskill

                                   Treasurer &
Principal
                                 November 26, 1997



/S/ GEORGE BOWENFinancial & Accounting
George Bowen                     Officer

/S/ ROBERT G. GALLI*             Trustee                   November 26, 1997



Robert G. Galli


/S/ BENJAMIN LIPSTEIN*           Trustee                   November 26, 1997



Benjamin Lipstein


/S/ ELIZABETH    MOYNIHAN*       Trustee                   November 26, 1997
-------------------------



Elizabeth B. Moynihan


/S/ KENNETH A. RANDALL*          Trustee                   November 26, 1997
----------------------



Kenneth A. Randall

/S/ EDWARD V. REGAN*             Trustee                   November 26, 1997



Edward V. Regan


/S/ RUSSELL S. REYNOLDS, JR.*    Trustee                   November 26, 1997
----------------------------



Russell S. Reynolds, Jr.


/S/  DONALD W. STrustee
                                 November 26, 1997
Donald W. Spiro




/A/ PAULINE TRIGERE*          Trustee                   November 26, 1997



Pauline Trigere


/S/ CLAYTON K. YEUTTER*          Trustee                   November 26, 1997
----------------------



Clayton K. Yeutter



*By: /S/ ROBERT G. ZACK

Robert G. Zack, Attorney-in-Fact

                            OPPENHEIMER GROWTH FUND



                        Post-Effective Amendment No. 52


                           Registration No. 2-45272


                                 EXHIBIT INDEX



FORM N-1A

ITEM NO.             DESCRIPTION


24(b)(11)            Independent Auditors' Consent

24(b)(16)            Performance Data Computation Schedule

24(b)(17)(i)         Financial Data Schedule for Class A Shares

24(b)(17)(ii)        Financial Data Schedule for Class B Shares

24(b)(17)(iii)       Financial Data Schedule for Class C Shares


              24(b)(17)(iii)         Financial   Data  Schedule  for  Class  Y
                                     Shares